UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22375

PIMCO Equity Series

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

Trent W. Walker

Treasurer and Principal Financial Officer

PIMCO Equity Series

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: June 30

Date of reporting period: March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Table of Contents
PIMCO Balanced Income Fund

PIMCO Dividend and Income Builder Fund

PIMCO Emerging Multi-Asset Fund

PIMCO EqS® Dividend Fund

PIMCO EqS® Emerging Markets Fund

PIMCO EqS® Long/Short Fund

PIMCO EqS Pathfinder Fund®

Schedule of Investments

PIMCO Balanced Income Fund

March 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 48.0%
ASSET-BACKED SECURITIES 3.5%
UNITED STATES 3.5%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.834% due 09/25/2033	$50	$47
Asset-Backed Securities Corp. Home Equity Loan Trust
0.695% due 11/15/2031	13	10
Countrywide Asset-Backed Certificates
0.654% due 08/26/2033	55	48

Total Asset-Backed Securities (Cost $105)		105

	SHARES
COMMON STOCKS 42.9%
BERMUDA 1.0%
ENERGY 1.0%
Golar LNG Partners LP	992	30

Total Bermuda		30

BRAZIL 1.9%
FINANCIALS 0.4%
BB Seguridade Participacoes S.A.	1,000	11

INDUSTRIALS 0.4%
Arteris S.A.	1,700	14

UTILITIES 1.1%
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	2,074	19
Light S.A.	1,700	14

		33

Total Brazil		58

CHINA 0.7%
INDUSTRIALS 0.7%
Guangshen Railway Co. Ltd. ‘H’	16,000	7
Zhejiang Expressway Co. Ltd. ‘H’	16,000	14

		21

Total China		21

FRANCE 3.4%
ENERGY 1.4%
Total S.A.	676	44

FINANCIALS 1.0%
CNP Assurances	1,412	30

UTILITIES 1.0%
Suez Environnement Co.	1,460	30

Total France		104

GERMANY 1.0%
CONSUMER DISCRETIONARY 1.0%
ProSiebenSat.1 Media AG	653	30

Total Germany		30

HONG KONG 0.2%
INDUSTRIALS 0.2%
Yuexiu Transport Infrastructure Ltd.	14,000	7

Total Hong Kong		7

ITALY 0.5%
INDUSTRIALS 0.5%
Societa Iniziative Autostradali e Servizi SpA	1,220	15

Total Italy		15

JAPAN 0.7%
TELECOMMUNICATION SERVICES 0.7%
Nippon Telegraph & Telephone Corp.	400	22

Total Japan		22

SOUTH AFRICA 0.8%
HEALTH CARE 0.3%
Life Healthcare Group Holdings Ltd.	2,078	8

TELECOMMUNICATION SERVICES 0.5%
MTN Group Ltd.	737	15

Total South Africa		23

SPAIN 1.5%
CONSUMER STAPLES 0.7%
Ebro Foods S.A.	957	22

UTILITIES 0.8%
Enagas S.A.	738	23

Total Spain		45

TAIWAN 0.8%
INFORMATION TECHNOLOGY 0.8%
Radiant Opto-Electronics Corp.	6,000	24

Total Taiwan		24

TURKEY 0.5%
INDUSTRIALS 0.5%
TAV Havalimanlari Holding A/S	1,931	15

Total Turkey		15

UNITED KINGDOM 2.2%
CONSUMER STAPLES 1.2%
Imperial Tobacco Group PLC	919	37

ENERGY 0.5%
Subsea 7 S.A.	821	15

FINANCIALS 0.5%
ICAP PLC	2,302	15

Total United Kingdom		67

UNITED STATES 27.7%
CONSUMER DISCRETIONARY 8.1%
AMC Entertainment Holdings, Inc. ‘A’ (a)	318	8
American Eagle Outfitters, Inc.	1,843	23
Foot Locker, Inc.	658	31

General Motors Co.	1,607	55
Kohl’s Corp.	591	33
Regal Entertainment Group ‘A’	1,176	22
Staples, Inc.	1,348	15
Target Corp.	989	60

		247

CONSUMER STAPLES 1.3%
Walgreen Co.	578	38

ENERGY 1.2%
HollyFrontier Corp.	634	30
LinnCo LLC	276	8

		38

FINANCIALS 6.4%
Apollo Investment Corp.	3,593	30
Blackstone Group LP	459	15
JPMorgan Chase & Co.	743	45
KeyCorp	2,663	38
Prudential Financial, Inc.	401	34
Solar Capital Ltd.	1,179	26
Solar Senior Capital Ltd.	433	7

		195

HEALTH CARE 2.4%
Medtronic, Inc.	503	31
Merck & Co., Inc.	733	42

		73

INFORMATION TECHNOLOGY 5.8%
Cisco Systems, Inc.	2,843	64
Microsoft Corp.	756	31
QUALCOMM, Inc.	655	52
Western Digital Corp.	332	30

		177

MATERIALS 1.0%
Tronox Ltd. ‘A’	1,255	30

TELECOMMUNICATION SERVICES 1.0%
CenturyLink, Inc.	914	30

UTILITIES 0.5%
ONE Gas, Inc. (a)	424	15

Total United States		843

Total Common Stocks (Cost $1,304)		1,304

REAL ESTATE INVESTMENT TRUSTS 1.6%
UNITED STATES 1.6%
FINANCIALS 1.6%
Colony Financial, Inc.	2,247	49

Total Real Estate Investment Trusts (Cost $49)		49

Total Investments in Securities (Cost $1,458)		1,458

Total Investments 48.0% (Cost $1,458)		$1,458
Financial Derivate Instruments (b) 0.0% (Cost or Premiums, net $0)		0
Other Assets and Liabilities, net 52.0%		1,582

Net Assets 100.0%		$3,040

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security did not produce income within the last twelve months.

(b)	Financial derivative instruments: Over the Counter

Forward Foreign Currency Contracts:

					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received		Asset	Liability
JPM	04/2014	$39	BRL	88	$0	$0

Total Forward Foreign Currency Contracts					$0	$0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2014
Investments in Securities, at Value
Asset-Backed Securities
United States	$0	$105	$0	$105
Common Stocks
Bermuda
Energy	30	0	0	30
Brazil
Financials	11	0	0	11
Industrials	14	0	0	14
Utilities	33	0	0	33
China
Industrials	0	21	0	21
France
Energy	0	44	0	44
Financials	0	30	0	30
Utilities	30	0	0	30
Germany
Consumer Discretionary	0	30	0	30
Hong Kong
Industrials	0	7	0	7
Italy
Industrials	15	0	0	15
Japan
Telecommunication Services	0	22	0	22
South Africa
Health Care	0	8	0	8
Telecommunication Services	0	15	0	15
Spain
Consumer Staples	0	22	0	22
Utilities	0	23	0	23
Taiwan
Information Technology	0	24	0	24
Turkey
Industrials	0	15	0	15
United Kingdom
Consumer Staples	0	37	0	37
Energy	15	0	0	15
Financials	0	15	0	15
United States
Consumer Discretionary	247	0	0	247
Consumer Staples	38	0	0	38
Energy	38	0	0	38
Financials	195	0	0	195
Health Care	73	0	0	73
Information Technology	177	0	0	177
Materials	30	0	0	30
Telecommunication Services	30	0	0	30
Utilities	15	0	0	15
Real Estate Investment Trusts
United States
Financials	49	0	0	49

Total Investments	$1,040	$418	$0	$1,458

There were no significant transfers between Level 1, 2, and 3 during the period ended March 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Dividend and Income Builder Fund

March 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 95.5%
ASSET-BACKED SECURITIES 1.8%
UNITED STATES 1.8%
Credit Suisse First Boston Mortgage Securities Corp.
0.774% due 01/25/2032	$16	$15
EMC Mortgage Loan Trust
0.804% due 02/25/2041	73	67
GSAMP Trust
0.304% due 12/25/2046	5,206	2,898
HSI Asset Securitization Corp. Trust
0.324% due 12/25/2036	6,501	3,003
JPMorgan Mortgage Acquisition Trust
5.356% due 11/25/2036	200	197
Morgan Stanley Home Equity Loan Trust
0.254% due 12/25/2036	211	124
Residential Asset Securities Corp. Trust
1.039% due 01/25/2034	2,996	2,667
Structured Asset Investment Loan Trust
0.304% due 09/25/2036	9,125	6,995

Total Asset-Backed Securities (Cost $15,522)		15,966

	SHARES
COMMON STOCKS 85.0%
BERMUDA 1.7%
ENERGY 1.7%
Golar LNG Partners LP	501,855	15,005

Total Bermuda		15,005

BRAZIL 3.7%
FINANCIALS 0.7%
BB Seguridade Participacoes S.A.	599,708	6,637

INDUSTRIALS 0.9%
Arteris S.A.	985,100	7,910

UTILITIES 2.1%
Cia de Saneamento Basico do Estado de Sao Paulo-ADR	1,027,583	9,516
Light S.A.	1,084,900	8,965

		18,481

Total Brazil		33,028

CHINA 1.3%
INDUSTRIALS 1.3%
Guangshen Railway Co. Ltd. ‘H’	8,890,000	3,771
Zhejiang Expressway Co. Ltd. ‘H’	8,346,000	7,603

		11,374

Total China		11,374

CYPRUS 2.4%
ENERGY 2.4%
ProSafe SE	2,666,699	21,320

Total Cyprus		21,320

FRANCE 6.1%
ENERGY 2.8%
Total S.A.	385,119	25,350

FINANCIALS 1.8%
CNP Assurances	747,101	15,824

UTILITIES 1.5%
Suez Environnement Co.	662,562	13,459

Total France		54,633

GERMANY 1.9%
CONSUMER DISCRETIONARY 1.9%
ProSiebenSat.1 Media AG	364,232	16,707

Total Germany		16,707

HONG KONG 0.5%
INDUSTRIALS 0.5%
Yuexiu Transport Infrastructure Ltd.	7,496,000	3,876

Total Hong Kong		3,876

ITALY 1.0%
INDUSTRIALS 1.0%
Societa Iniziative Autostradali e Servizi SpA	755,603	9,088

Total Italy		9,088

JAPAN 1.6%
TELECOMMUNICATION SERVICES 1.6%
Nippon Telegraph & Telephone Corp.	268,300	14,580

Total Japan		14,580

NETHERLANDS 1.7%
FINANCIALS 1.7%
Aegon NV	1,664,240	15,330

Total Netherlands		15,330

SOUTH AFRICA 1.4%
HEALTH CARE 0.5%
Life Healthcare Group Holdings Ltd.	1,154,555	4,218

TELECOMMUNICATION SERVICES 0.9%
MTN Group Ltd.	414,609	8,486

Total South Africa		12,704

SPAIN 2.7%
CONSUMER STAPLES 1.3%
Ebro Foods S.A.	519,872	12,030

UTILITIES 1.4%
Enagas S.A.	402,865	12,255

Total Spain		24,285

SWEDEN 0.9%
CONSUMER DISCRETIONARY 0.9%
Electrolux AB ‘B’	346,135	7,579

Total Sweden		7,579

SWITZERLAND 1.8%
HEALTH CARE 1.8%
Roche Holding AG	54,227	16,310

Total Switzerland		16,310

TAIWAN 1.4%
INFORMATION TECHNOLOGY 1.4%
Radiant Opto-Electronics Corp.	3,152,590	12,766

Total Taiwan		12,766

TURKEY 1.0%
INDUSTRIALS 1.0%
TAV Havalimanlari Holding A/S	1,113,214	8,959

Total Turkey		8,959

UNITED KINGDOM 4.1%
CONSUMER STAPLES 2.4%
Imperial Tobacco Group PLC	523,396	21,165

ENERGY 0.9%
Subsea 7 S.A.	455,503	8,467

FINANCIALS 0.8%
ICAP PLC	1,114,045	7,021

Total United Kingdom		36,653

UNITED STATES 49.8%
CONSUMER DISCRETIONARY 14.6%
AMC Entertainment Holdings, Inc. ‘A’ (a)	198,204	4,806
American Eagle Outfitters, Inc.	970,276	11,876
Foot Locker, Inc.	375,286	17,631
General Motors Co.	858,648	29,555
Kohl’s Corp.	310,104	17,614
Regal Entertainment Group ‘A’	476,056	8,893
Staples, Inc.	705,579	8,001
Target Corp.	522,765	31,633

		130,009

CONSUMER STAPLES 2.4%
Walgreen Co.	330,616	21,831

ENERGY 2.1%
HollyFrontier Corp.	322,119	15,326
LinnCo LLC	133,385	3,608

		18,934

FINANCIALS 11.2%
Apollo Investment Corp.	1,782,536	14,813
Blackstone Group LP	250,396	8,325
JPMorgan Chase & Co.	392,748	23,844
KeyCorp	1,408,788	20,061
Prudential Financial, Inc.	190,829	16,154
Solar Capital Ltd.	593,663	12,930
Solar Senior Capital Ltd.	235,130	4,023

		100,150

HEALTH CARE 4.3%
Medtronic, Inc.	271,597	16,714
Merck & Co., Inc.	385,783	21,901

		38,615

INFORMATION TECHNOLOGY 10.5%
Cisco Systems, Inc.	1,381,320	30,955
Microsoft Corp.	425,946	17,459
QUALCOMM, Inc.	360,393	28,421
Western Digital Corp.	181,159	16,634

		93,469

MATERIALS 1.8%
Tronox Ltd. ‘A’	656,871	15,614

TELECOMMUNICATION SERVICES 1.9%
CenturyLink, Inc.		514,709	16,903

UTILITIES 1.0%
ONE Gas, Inc. (a)		238,583	8,572

Total United States			444,097

Total Common Stocks (Cost $698,543)			758,294

	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 2.5%
AUSTRIA 0.0%
INDUSTRIALS 0.0%
OGX Austria GmbH
8.500% due 06/01/2018 ^		$200	15
8.375% due 04/01/2022 ^		200	15

			30

Total Austria			30

BRAZIL 0.1%
BANKING & FINANCE 0.0%
Banco Votorantim S.A.
5.250% due 02/11/2016		200	207

UTILITIES 0.1%
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		400	434

Total Brazil			641

CAYMAN ISLANDS 0.0%
UTILITIES 0.0%
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		180	188

Total Cayman Islands			188

FRANCE 0.2%
BANKING & FINANCE 0.1%
Banque PSA Finance S.A.
2.143% due 04/04/2014		250	250
BPCE S.A.
12.500% due 09/30/2019 (b)		100	130
12.500% due 09/30/2019 (b)	EUR	300	561
RCI Banque S.A.
4.600% due 04/12/2016		$100	106

			1,047

INDUSTRIALS 0.1%
Europcar Groupe S.A.
11.500% due 05/15/2017	EUR	200	322

Total France			1,369

GERMANY 0.1%
INDUSTRIALS 0.1%
KP Germany Erste GmbH
11.625% due 07/15/2017		100	158

Orion Engineered Carbons Bondco GmbH
10.000% due 06/15/2018		180	271

			429

Total Germany			429

GUERNSEY, CHANNEL ISLANDS 0.0%
BANKING & FINANCE 0.0%
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		$375	390

Total Guernsey, Channel Islands			390

IRELAND 0.1%
INDUSTRIALS 0.1%
Nara Cable Funding Ltd.
8.875% due 12/01/2018	EUR	300	452
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
6.493% due 02/02/2016		$400	413

			865

UTILITIES 0.0%
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016		300	310

Total Ireland			1,175

ITALY 0.1%
BANKING & FINANCE 0.1%
Intesa Sanpaolo SpA
6.500% due 02/24/2021		600	678
3.125% due 01/15/2016		100	102

			780

UTILITIES 0.0%
Telecom Italia SpA
6.375% due 06/24/2019	GBP	150	270

Total Italy			1,050

LUXEMBOURG 0.1%
BANKING & FINANCE 0.0%
Fiat Finance & Trade S.A.
7.625% due 09/15/2014	EUR	100	142

INDUSTRIALS 0.1%
Wind Acquisition Finance S.A.
7.375% due 02/15/2018		100	146
11.750% due 07/15/2017		100	145
7.250% due 02/15/2018		$400	424

			715

UTILITIES 0.0%
Gazprom OAO Via Gaz Capital S.A.
9.250% due 04/23/2019		200	237

Total Luxembourg			1,094

MEXICO 0.0%
INDUSTRIALS 0.0%
Corp. GEO S.A.B. de C.V.
8.875% due 03/27/2022 ^		300	41
9.250% due 06/30/2020 ^		100	14

Desarrolladora Homex S.A.B. de C.V.
7.500% due 09/28/2015 ^		300	35

			90

Total Mexico			90

NETHERLANDS 0.2%
BANKING & FINANCE 0.1%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
6.875% due 03/19/2020	EUR	400	651
GMAC International Finance BV
7.500% due 04/21/2015		100	146

			797

INDUSTRIALS 0.0%
Schaeffler Finance BV
7.750% due 02/15/2017		$100	114
Schaeffler Holding Finance BV
6.875% due 08/15/2018	EUR	100	147
UPC Holding BV
9.875% due 04/15/2018		$100	106

			367

UTILITIES 0.1%
Koninklijke KPN NV
6.125% due 09/14/2018 (b)	EUR	300	432

Total Netherlands			1,596

NORWAY 0.0%
BANKING & FINANCE 0.0%
Eksportfinans ASA
3.000% due 11/17/2014		$135	136

Total Norway			136

SOUTH AFRICA 0.1%
INDUSTRIALS 0.1%
AngloGold Ashanti Holdings PLC
6.500% due 04/15/2040		200	174
Foodcorp Pty. Ltd.
8.750% due 03/01/2018	EUR	180	271

Total South Africa			445

SPAIN 0.1%
BANKING & FINANCE 0.1%
Bankia S.A.
0.500% due 01/25/2016		400	542
BBVA U.S. Senior S.A.U.
4.664% due 10/09/2015		$300	315

			857

INDUSTRIALS 0.0%
Obrascon Huarte Lain S.A.
8.750% due 03/15/2018	EUR	200	305

Total Spain			1,162

UNITED KINGDOM 0.6%
BANKING & FINANCE 0.3%
Barclays Bank PLC
14.000% due 06/15/2019 (b)	GBP	300	679
Co-operative Group Holdings
6.875% due 07/08/2020		200	345
LBG Capital PLC
15.000% due 12/21/2019		300	729
Mitchells & Butlers Finance PLC
0.971% due 12/15/2028		174	269
Royal Bank of Scotland PLC
6.934% due 04/09/2018	EUR	200	315
9.500% due 03/16/2022		$200	235

Virgin Media Secured Finance PLC
5.500% due 01/15/2021	GBP	200	350

			2,922

INDUSTRIALS 0.3%
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018		$400	439
DFS Furniture Holdings PLC
7.625% due 08/15/2018	GBP	200	360
Enterprise Inns PLC
6.875% due 02/15/2021		200	350
Marstons Issuer PLC
5.641% due 07/15/2035		200	316
Priory Group PLC
8.875% due 02/15/2019		200	354
Spirit Issuer PLC
6.582% due 12/28/2027		200	349

			2,168

UTILITIES 0.0%
SSE PLC
5.625% due 10/01/2017 (b)		$200	213

Total United Kingdom			5,303

UNITED STATES 0.7%
BANKING & FINANCE 0.3%
American International Group, Inc.
6.765% due 11/15/2017	GBP	100	192
Cantor Fitzgerald LP
7.875% due 10/15/2019		$300	319
Denali Borrower LLC
5.625% due 10/15/2020		500	510
International Lease Finance Corp.
7.125% due 09/01/2018		325	379
SLM Corp.
8.450% due 06/15/2018		200	236
6.250% due 01/25/2016		200	216
Springleaf Finance Corp.
5.400% due 12/01/2015		500	525
6.900% due 12/15/2017		200	220

			2,597

INDUSTRIALS 0.3%
Aleris International, Inc.
7.625% due 02/15/2018		300	312
Altria Group, Inc.
10.200% due 02/06/2039		65	107
Brocade Communications Systems, Inc.
6.875% due 01/15/2020		400	429
CONSOL Energy, Inc.
8.000% due 04/01/2017		100	105
CVS Pass-Through Trust
8.353% due 07/10/2031		91	118
Delta Air Lines Pass-Through Trust
4.750% due 11/07/2021		93	100
First Data Corp.
7.375% due 06/15/2019		200	216
HD Supply, Inc.
8.125% due 04/15/2019		100	112
Hexion U.S. Finance Corp.
8.875% due 02/01/2018		300	313
Newfield Exploration Co.
6.875% due 02/01/2020		200	214
Reynolds Group Issuer, Inc.
8.500% due 05/15/2018		100	105
Rockies Express Pipeline LLC
5.625% due 04/15/2020		400	394
6.850% due 07/15/2018		100	104
U.S. Airways Pass-Through Trust
5.900% due 04/01/2026		96	107
Vector Group Ltd.
7.750% due 02/15/2021		300	324
Warner Chilcott Co. LLC
7.750% due 09/15/2018		100	107

			3,167

UTILITIES 0.1%
NGPL PipeCo LLC
9.625% due 06/01/2019		200	214

NRG Energy, Inc.
7.625% due 01/15/2018	100	113
Penn Virginia Corp.
8.500% due 05/01/2020	300	335

		662

Total United States		6,426

VENEZUELA 0.1%
INDUSTRIALS 0.1%
Petroleos de Venezuela S.A.
8.500% due 11/02/2017	600	504

Total Venezuela		504

VIRGIN ISLANDS (BRITISH) 0.0%
INDUSTRIALS 0.0%
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	400	348

Total Virgin Islands (British)		348

Total Corporate Bonds & Notes (Cost $21,832)		22,376

MORTGAGE-BACKED SECURITIES 2.6%
UNITED STATES 2.6%
American Home Mortgage Assets Trust
6.250% due 06/25/2037	197	129
Banc of America Alternative Loan Trust
6.000% due 04/25/2036	111	97
6.000% due 06/25/2046	136	112
6.000% due 07/25/2046	228	183
Banc of America Funding Corp.
5.316% due 05/20/2036	56	54
6.000% due 08/25/2037 ^	267	236
Banc of America Mortgage Trust
5.576% due 11/20/2046	36	31
6.000% due 10/25/2036 ^	66	59
Bear Stearns Alt-A Trust
2.810% due 05/25/2036	233	139
4.943% due 09/25/2035	160	131
Bear Stearns Mortgage Funding Trust
7.000% due 08/25/2036	304	250
Chase Mortgage Finance Trust
2.698% due 09/25/2036	121	104
Citigroup Mortgage Loan Trust, Inc.
2.658% due 07/25/2046 ^	29	23
CitiMortgage Alternative Loan Trust
6.000% due 01/25/2037	162	136
Countrywide Alternative Loan Trust
0.854% due 10/25/2037	7,835	4,229
6.000% due 03/25/2036	63	54
6.000% due 05/25/2036	3,412	2,832
6.000% due 05/25/2036 ^	273	228
6.000% due 06/25/2036	303	241
6.000% due 02/25/2037 ^	256	195
6.000% due 03/25/2037 ^	83	68
6.000% due 05/25/2037 ^	25	20
6.000% due 05/25/2037	328	262
6.000% due 06/25/2037 ^	851	724
6.250% due 12/25/2036 ^	52	43
6.500% due 12/25/2036	2,413	1,935
6.500% due 11/25/2037 ^	87	74
Countrywide Home Loan Mortgage Pass-Through Trust
0.654% due 07/25/2037 ^	59	46
5.024% due 09/25/2037 ^	148	128
Credit Suisse First Boston Mortgage Securities Corp.
6.000% due 11/25/2035 ^	30	21
6.000% due 01/25/2036	87	69
Credit Suisse Mortgage Capital Certificates
7.112% due 12/29/2037	229	125
CSMC Mortgage-Backed Trust
5.000% due 03/25/2037 ^	7	7
6.500% due 10/25/2021	175	146
6.750% due 08/25/2036 ^	35	28
Deutsche ALT-A Securities, Inc.
0.354% due 02/25/2047	34	28
First Horizon Alternative Mortgage Securities
2.231% due 06/25/2036	875	673
HarborView Mortgage Loan Trust
0.497% due 06/20/2035	8	8

5.075% due 06/19/2036 ^	35	25
HSI Asset Loan Obligation Trust
6.000% due 06/25/2037	33	30
IndyMac Mortgage Loan Trust
2.373% due 06/25/2037	281	149
3.655% due 05/25/2037	191	133
4.631% due 08/25/2035 ^	269	226
4.631% due 08/25/2035	135	113
JPMorgan Alternative Loan Trust
4.593% due 05/26/2037	154	128
JPMorgan Mortgage Trust
6.500% due 07/25/2036	145	128
Merrill Lynch Mortgage Investors Trust
2.457% due 02/25/2036	18	17
2.774% due 03/25/2036 ^	28	19
Morgan Stanley Mortgage Loan Trust
2.467% due 06/25/2037	840	541
6.000% due 10/25/2037 ^	101	83
RBSSP Resecuritization Trust
0.000% due 06/26/2037	300	192
Residential Accredit Loans, Inc. Trust
0.554% due 10/25/2045	207	152
5.500% due 03/25/2037	1,043	819
6.000% due 08/25/2036	198	155
6.000% due 08/25/2036 ^	170	133
6.250% due 03/25/2037 ^	86	61
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 10/25/2036	25	22
Structured Adjustable Rate Mortgage Loan Trust
2.477% due 10/25/2036	4,729	3,585
Wells Fargo Alternative Loan Trust
2.673% due 07/25/2037	3,131	2,527
6.250% due 11/25/2037 ^	450	429

Total Mortgage-Backed Securities (Cost $22,653)		23,535

MUNICIPAL BONDS & NOTES 0.1%
MICHIGAN 0.0%
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2006
7.309% due 06/01/2034	95	76

Total Michigan		76

VIRGINIA 0.0%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046	390	279

Total Virginia		279

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	380	302

Total West Virginia		302

Total Municipal Bonds & Notes (Cost $690)		657

	SHARES
PREFERRED STOCKS 0.1%
UNITED STATES 0.1%
UTILITIES 0.1%
DTE Energy Co.
5.250% due 12/01/2062	5,150	113
Entergy Louisiana LLC
4.700% due 06/01/2063	25,000	509

		622

Total Preferred Stocks (Cost $587)		622

REAL ESTATE INVESTMENT TRUSTS 2.6%
UNITED STATES 2.6%
FINANCIALS 2.6%
Colony Financial, Inc.	1,048,169	23,007

Total Real Estate Investment Trusts (Cost $22,214)		23,007

	PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 0.1%
SPAIN 0.1%
Autonomous Community of Catalonia
	EUR
3.875% due 04/07/2015	$100	142
4.750% due 06/04/2018	300	452
Autonomous Community of Madrid
5.750% due 02/01/2018	100	158
Autonomous Community of Valencia
3.250% due 07/06/2015	50	70
4.375% due 07/16/2015	200	286

Total Spain		1,108

VENEZUELA 0.0%
Venezuela Government International Bond
7.650% due 04/21/2025	100	67
7.750% due 10/13/2019	200	153

Total Venezuela		220

Total Sovereign Issues (Cost $1,247)		1,328

SHORT-TERM INSTRUMENTS 0.7%
REPURCHASE AGREEMENTS (c) 0.7%
		6,173

U.S. TREASURY BILLS 0.0%
0.072% due 08/21/2014 (f)	250	250

Total Short-Term Instruments (Cost $6,423)		6,423

Total Investments in Securities (Cost $789,711)		852,208

	SHARES
INVESTMENTS IN AFFILIATES 6.0%
SHORT-TERM INSTRUMENTS 6.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.0%
PIMCO Short-Term Floating NAV Portfolio	5,356,526	53,592

Total Short-Term Instruments (Cost $53,593)		53,592

Total Investments in Affiliates (Cost $53,593)		53,592

Total Investments 101.5% (Cost $843,304)		$905,800
Financial Derivative Instruments (d)(e) 0.1% (Cost or Premiums, net $21)		361
Other Assets and Liabilities, net (1.6%)		(13,922)

Net Assets 100.0%		$892,239

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Perpetual maturity, date shown represents next contractual call date.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
JPS	0.080%	03/31/2014	04/01/2014	$300	Freddie Mac 2.205% due 12/05/2022	$(312)	$300	$300
SSB	0.000%	03/31/2014	04/01/2014	5,873	Fannie Mae 2.260% due 10/17/2022	(5,993)	5,873	5,873

Total Repurchase Agreements						$(6,305)	$6,173	$6,173

(1)	Includes accrued interest.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
British pound currency June Futures	Short	06/2014	45	$(17)	$0	$(7)
E-mini S&P 500 Index June Futures	Long	06/2014	403	390	286	0
Euro currency June Futures	Short	06/2014	39	63	0	(12)
Mexican Peso currency June Futures	Short	06/2014	11	(6)	0	(1)

Total Futures Contracts				$430	$286	$(20)

Cash of $1,969 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2014.

(e)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	04/2014	BRL	44,146		$18,725	$0	$(731)
	04/2014	EUR	756		1,038	0	(4)
	04/2014	THB	12,079		373	1	0
	04/2014		$19,508	BRL	44,146	0	(52)
	04/2014		7,468	EUR	5,415	0	(8)
	04/2014		17,215	NOK	102,579	0	(84)
	04/2014		3,944	ZAR	44,321	258	0
	05/2014	EUR	5,415		$7,467	8	0
	05/2014		$18,581	BRL	44,146	709	0
BRC	04/2014	BRL	19,103		$7,865	0	(554)
	04/2014		$8,442	BRL	19,104	0	(22)
	04/2014		9,004	ZAR	96,976	189	0
CBK	04/2014	ZAR	246,661		$22,795	0	(588)
DUB	04/2014	TRY	10,141		4,821	102	0
FBF	04/2014	BRL	24,975		11,036	29	0
	04/2014	THB	26,118		805	0	0
	04/2014		$10,582	BRL	24,975	424	0
	04/2014		1,159	THB	38,197	17	0
	05/2014	BRL	24,975		$10,501	0	(411)
	07/2014		$801	THB	26,118	1	0
GLM	04/2014	EUR	4,659		$6,481	63	0
	04/2014		$485	NOK	2,893	0	(2)
HUS	04/2014		6,065	TRY	13,662	293	0
JPM	04/2014	BRL	6,001		$2,490	0	(155)
	04/2014		$2,652	BRL	6,001	0	(7)
	04/2014		4,737	ZAR	52,682	257	0
MSC	04/2014	BRL	21,726		$9,601	25	0
	04/2014	TRY	3,521		1,623	0	(16)
	04/2014		$9,257	BRL	21,726	318	0
	04/2014		4,742	ZAR	52,682	252	0
UAG	04/2014	BRL	41,591		$17,782	26	(574)
	04/2014	NOK	105,472		17,581	0	(33)
	04/2014		$17,631	BRL	41,591	699	0
	05/2014	BRL	19,171		$8,020	0	(356)

Total Forward Foreign Currency Contracts						$3,671	$(3,597)

Swap Agreements:

Total Return Swaps on Convertible Securities

									Swap Agreements at Value
Counterparty	Pay/ Receive	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Receive	OGX petroleo e Gas Participaceos S.A	138	Not Applicable, Fully Funded	02/11/2015	$21	$21	$0	$21	$0

Total Swap Agreements							$21	$0	$21	$0

(f)	Securities with an aggregate market value of $250 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2014
Investments in Securities, at Value
Asset-Backed Securities
United States	$0	$15,966	$0	$15,966
Common Stocks
Bermuda
Energy	15,005	0	0	15,005
Brazil
Financials	6,637	0	0	6,637
Industrials	7,910	0	0	7,910
Utilities	18,481	0	0	18,481
China
Industrials	0	11,374	0	11,374
Cyprus
Energy	0	21,320	0	21,320
France
Energy	0	25,350	0	25,350
Financials	0	15,824	0	15,824
Utilities	13,459	0	0	13,459
Germany
Consumer Discretionary	0	16,707	0	16,707
Hong Kong
Industrials	0	3,876	0	3,876
Italy
Industrials	9,088	0	0	9,088
Japan
Telecommunication Services	0	14,580	0	14,580
Netherlands
Financials	0	15,330	0	15,330
South Africa
Health Care	0	4,218	0	4,218
Telecommunication Services	0	8,486	0	8,486
Spain
Consumer Staples	0	12,030	0	12,030
Utilities	0	12,255	0	12,255
Sweden
Consumer Discretionary	0	7,579	0	7,579
Switzerland
Health Care	0	16,310	0	16,310
Taiwan
Information Technology	0	12,766	0	12,766
Turkey
Industrials	0	8,959	0	8,959
United Kingdom
Consumer Staples	0	21,165	0	21,165
Energy	8,467	0	0	8,467
Financials	0	7,021	0	7,021
United States
Consumer Discretionary	130,009	0	0	130,009
Consumer Staples	21,831	0	0	21,831
Energy	18,934	0	0	18,934
Financials	100,150	0	0	100,150
Health Care	38,615	0	0	38,615
Information Technology	93,469	0	0	93,469
Materials	15,614	0	0	15,614
Telecommunication Services	16,903	0	0	16,903
Utilities	8,572	0	0	8,572
Corporate Bonds & Notes
Austria
Industrials	0	0	30	30
Brazil
Banking & Finance	0	207	0	207
Utilities	0	434	0	434
Cayman Islands
Utilities	0	188	0	188
France
Banking & Finance	0	1,047	0	1,047
Industrials	0	322	0	322
Germany
Industrials	0	429	0	429
Guernsey, Channel Islands
Banking & Finance	0	0	390	390
Ireland
Industrials	0	865	0	865
Utilities	0	310	0	310
Italy
Banking & Finance	0	780	0	780
Utilities	0	270	0	270
Luxembourg
Banking & Finance	0	142	0	142
Industrials	0	715	0	715
Utilities	0	237	0	237
Mexico
Industrials	0	90	0	90
Netherlands
Banking & Finance	0	797	0	797
Industrials	0	367	0	367
Utilities	0	432	0	432
Norway
Banking & Finance	0	136	0	136
South Africa
Industrials	0	445	0	445
Spain
Banking & Finance	0	857	0	857
Industrials	0	305	0	305
United Kingdom
Banking & Finance	0	2,922	0	2,922
Industrials	0	2,168	0	2,168
Utilities	0	213	0	213
United States
Banking & Finance	0	2,597	0	2,597
Industrials	0	2,960	207	3,167
Utilities	0	662	0	662
Venezuela
Industrials	0	504	0	504
Virgin Islands (British)
Industrials	0	348	0	348
Mortgage-Backed Securities
United States	0	23,535	0	23,535
Municipal Bonds & Notes
Michigan	0	76	0	76
Virginia	0	279	0	279
West Virginia	0	302	0	302
Preferred Stocks
United States
Utilities	622	0	0	622
Real Estate Investment Trusts
United States
Financials	23,007	0	0	23,007
Sovereign Issues
Spain	0	1,108	0	1,108
Venezuela	0	220	0	220
Short-Term Instruments
Repurchase Agreements	0	6,173	0	6,173
U.S. Treasury Bills	0	250	0	250
	$546,773	$304,808	$627	$852,208

Investments in Affiliates, at Value
Short-Term Instruments

Central Funds Used for Cash Management Purposes	$53,592	$0	$0	$53,592

Total Investments	$600,365	$304,808	$627	$905,800

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	286	0	0	286

Over the counter	0	3,671	21	3,692
	$286	$3,671	$21	$3,978

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(20)	0	0	(20)

Over the counter	0	(3,597)	0	(3,597)

	$(20)	$(3,597)	$0	$(3,617)

Totals	$600,631	$304,882	$648	$906,161

There were no significant transfers between Level 2 and 3 during the period ended March 31, 2014. There were assets and liabilities valued at $9,088 transferred from Level 2 to Level 1 during the period ended March 31, 2014. There were no significant assets and liabilities transferred from Level 1 to Level 2 during the period ended March 31, 2014.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Emerging Multi-Asset Fund

March 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 0.3%
SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (b) 0.3%		109

Total Short-Term Instruments (Cost $109)		109

Total Investments in Securities (Cost $109)		109

	SHARES
INVESTMENTS IN AFFILIATES 99.3%
MUTUAL FUNDS (a) 99.1%
UNITED STATES 99.1%
PIMCO Emerging Local Bond Fund	1,043,557	$9,799
PIMCO Emerging Markets Bond Fund	523,615	5,671
PIMCO Emerging Markets Corporate Bond Fund	242,689	2,754
PIMCO EqS® Emerging Markets Fund	2,455,609	20,725

Total Mutual Funds (Cost $42,059)		38,949

SHORT-TERM INSTRUMENTS 0.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%
PIMCO Short-Term Floating NAV Portfolio	10,170	102

Total Short-Term Instruments (Cost $102)		102

Total Investments in Affiliates (Cost $42,161)		39,051

Total Investments 99.6% (Cost $42,270)		$39,160
Financial Derivative Instruments (c)(d) 0.6% (Cost or Premiums, net $87)		230
Other Assets and Liabilities, net (0.2%)		(71)

Net Assets 100.0%		$39,319

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts, units, and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	03/31/2014	04/01/2014	$109	Fannie Mae 2.260% due 10/17/2022	$(114)	$109	$109

Total Repurchase Agreements						$(114)	$109	$109

(1)	Includes accrued interest.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE iShares MSCI Emerging Markets Index Fund	$36.000	06/21/2014	1,093	$133	$39

Total Purchased Options				$133	$39

Written Options:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE iShares MSCI Emerging Markets Index Fund	$31.000	06/21/2014	1,093	$(48)	$(10)

Total Written Options				$(48)	$(10)

(d)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	04/2014	INR	8,980		$140	$0	$(9)
	04/2014	PEN	520		184	0	(1)
	04/2014		$154	AUD	173	6	0
	04/2014		120	HKD	933	0	0
	04/2014		490	KRW	520,654	0	(1)
	04/2014		175	MYR	564	0	(2)
	04/2014		185	PEN	520	0	0
	04/2014		716	TWD	21,842	2	0
	05/2014		300	COP	591,378	0	(1)
	07/2014	TWD	21,842		$718	0	(2)
BPS	04/2014	PEN	520		185	0	0
	04/2014		$185	PEN	520	0	0
	05/2014	BRL	1,564		$685	2	0
	05/2014		$889	MXN	11,870	18	0
	06/2014	PEN	520		$183	0	0
BRC	04/2014	CZK	14,451		714	0	(12)
	04/2014	EUR	79		110	1	0
	04/2014	HKD	58		7	0	0
	04/2014	KRW	494,036		457	0	(8)
	04/2014		$54	PLN	166	1	0
	04/2014		213	RUB	7,734	6	0
	05/2014	BRL	139		$61	0	0
	05/2014	COP	628,222		306	0	(11)
	05/2014	RUB	7,734		212	0	(6)
	07/2014		$455	KRW	494,036	8	0
CBK	04/2014	NGN	22,883		$140	2	0
	04/2014		$682	ZAR	7,459	25	0
	05/2014	JPY	28,836		$283	3	0
	05/2014		$74	IDR	866,460	3	0
	05/2014		352	RUB	12,640	4	0
	06/2014	ILS	240		$69	0	0
DUB	04/2014	HKD	3,117		402	0	0
	04/2014	PHP	1,393		31	0	0
	04/2014		$31	PHP	1,393	0	0
	07/2014	HKD	3,180		$410	0	0
	07/2014		$31	PHP	1,393	0	0
FBF	04/2014		336	THB	10,889	0	(1)
	05/2014	TRY	524		$229	0	(12)
	07/2014	KRW	483,705		450	0	(3)
	07/2014	THB	10,889		335	1	0
GLM	04/2014	CLP	38,048		71	1	0
	04/2014		$68	CLP	38,048	1	0
	06/2014	CLP	38,048		$68	0	(1)
JPM	04/2014	HUF	149,344		673	4	0
	04/2014	IDR	625,214		52	0	(4)
	04/2014	NGN	22,876		140	2	0
	04/2014	RUB	7,734		231	12	0
	04/2014	THB	7,132		220	0	0
	04/2014		$71	CNY	437	0	0
	04/2014		240	INR	15,038	10	0
	04/2014		233	KRW	249,566	2	0
	04/2014		626	TWD	18,826	0	(7)
	05/2014	RUB	10,439		$290	0	(4)
	05/2014		$168	TRY	379	7	0
	07/2014	CNY	437		$70	0	0
RYL	04/2014		$109	EUR	79	0	0
	05/2014	EUR	79		$109	0	0
SCX	04/2014	MYR	564		170	0	(3)
	04/2014		$289	HKD	2,242	0	0
	06/2014		74	IDR	866,461	3	0
	07/2014	HKD	2,242		$289	0	0
	07/2014		$169	MYR	564	3	0
UAG	04/2014	BRL	836		$352	0	(16)
	04/2014	CNY	437		71	1	0
	04/2014	IDR	811,088		65	0	(7)
	04/2014	INR	6,059		98	0	(2)
	04/2014	KRW	276,185		261	1	0
	04/2014	THB	3,757		116	0	0
	04/2014	TWD	40,668		1,382	45	0
	04/2014		$343	BRL	836	25	0
	04/2014		75	IDR	866,460	2	0
	05/2014	IDR	625,214		$51	0	(4)
	05/2014		$350	BRL	836	16	0
	07/2014		97	INR	6,059	2	0

Total Forward Foreign Currency Contracts						$219	$(117)

Purchased Options:

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Cost	Market Value
SOG	Call - OTC Hong Kong Stock Exchange Hang Seng China Enterprises Index	10,232.000	06/27/2014	HKD	33	$8	$11

Total Purchased Options						$8	$11

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2014 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	South Africa Government International Bond	1.000%	09/20/2014	0.476%	$600	$0	$2	$2	$0
CBK	Rosneft Oil Co. via Rosneft International Finance Ltd.	1.000%	06/20/2014	1.668%	600	(2)	1	0	(1)
	Turkey Government International Bond	1.000%	09/20/2014	0.823%	600	0	1	1	0
DUB	Gazprom OAO Via Gaz Capital S.A.	1.000%	06/20/2014	1.653%	1,900	2	(4)	0	(2)
FBF	Russia Government International Bond	1.000%	09/20/2015	1.384%	600	(1)	(2)	0	(3)
RYL	China Government International Bond	1.000%	12/20/2016	0.431%	100	(5)	6	1	0

						$(6)	$4	$4	$(6)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Total Return Swaps on Indices

									Swap Agreements, at Value
Counterparty	Pay/ Receive (4)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	KOSPI 200 Index	2,000,000	3-Month USD-LIBOR plus a specified spread	06/12/2014	KRW	512,083	$4	$4	$0

								$4	$4	$0

Total Return Swaps on Exchange-traded Funds and Securities

									Swap Agreements, at Value
Counterparty	Pay/ Receive (4)	Underlying Reference	# of Shares	Financing Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	Alliansce Shopping Centers S.A.	6,456	1-Month USD-LIBOR less a specified spread	02/27/2015	$50		$0	$0	$0
	Receive	Arteris S.A.	6,359	1-Month USD-LIBOR less a specified spread	02/27/2015	50		1	1	0
	Receive	BR Malls Participacoes S.A.	6,283	1-Month USD-LIBOR less a specified spread	02/27/2015	50		4	4	0
	Receive	BR Properties S.A.	3,381	1-Month USD-LIBOR less a specified spread	02/27/2015	25		3	3	0
	Receive	CCR S.A.	13,734	1-Month USD-LIBOR plus a specified spread	02/27/2015	100		5	5	0
	Receive	EcoRodovias Infraestrutura e Logistica S.A.	17,704	1-Month USD-LIBOR plus a specified spread	02/27/2015	100		6	6	0
	Receive	Iguatemi Empresa de Shopping Centers SA	7,933	1-Month USD-LIBOR plus a specified spread	02/27/2015	75		1	1	0
	Receive	Multiplan Empreendimentos Imobiliarios S.A.	2,488	1-Month USD-LIBOR plus a specified spread	02/27/2015	50		3	3	0
BPS	Receive	iShares MSCI Emerging Markets Index Fund	47,227	3-Month USD-LIBOR less a specified spread	08/15/2014	1,873		63	63	0

								$86	$86	$0

Total Swap Agreements							$(6)	$94	$94	$(6)

(4)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2014
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$109	$0	$109
	$0	$109	$0	$109

Investments in Affiliates, at Value
Mutual Funds
United States	38,949	0	0	38,949
Short-Term Instruments
Central Funds Used for Cash Management Purposes	102	0	0	102
	$39,051	$0	$0	$39,051
Total Investments	$39,051	$109	$0	$39,160

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	39	0	39
Over the counter	0	324	0	324
	$0	$363	$0	$363

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(10)	0	(10)
Over the counter	0	(123)	0	(123)
	$0	$(133)	$0	$(133)
Totals	$39,051	$339	$0	$39,390

There were no significant transfers between Level 1, 2 and 3 during the period ended March 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO EqS® Dividend Fund

March 31, 2014 (Unaudited)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.2%
COMMON STOCKS 94.7%
BERMUDA 2.1%
ENERGY 2.1%
Golar LNG Partners LP	359,756	$10,757

Total Bermuda		10,757

BRAZIL 4.5%
FINANCIALS 0.9%
BB Seguridade Participacoes S.A.	437,365	4,840

INDUSTRIALS 1.1%
Arteris S.A.	707,900	5,684

UTILITIES 2.5%
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	749,486	6,940
Light S.A.	691,900	5,718

		12,658

Total Brazil		23,182

CHINA 1.6%
INDUSTRIALS 1.6%
Guangshen Railway Co. Ltd. ‘H’	6,096,000	2,585
Zhejiang Expressway Co. Ltd. ‘H’	6,322,000	5,760

Total China		8,345

CYPRUS 2.4%
ENERGY 2.4%
ProSafe SE	1,566,491	12,524

Total Cyprus		12,524

FRANCE 6.8%
ENERGY 3.1%
Total S.A.	242,366	15,954

FINANCIALS 2.0%
CNP Assurances	493,411	10,450

UTILITIES 1.7%
Suez Environnement Co.	417,532	8,482

Total France		34,886

GERMANY 2.0%
CONSUMER DISCRETIONARY 2.0%
ProSiebenSat.1 Media AG	229,532	10,528

Total Germany		10,528

HONG KONG 0.6%
INDUSTRIALS 0.6%
Yuexiu Transport Infrastructure Ltd.	5,618,000	2,905

Total Hong Kong		2,905

ITALY 1.0%
INDUSTRIALS 1.0%
Societa Iniziative Autostradali e Servizi SpA	439,201	5,282

Total Italy		5,282

JAPAN 1.8%
TELECOMMUNICATION SERVICES 1.8%
Nippon Telegraph & Telephone Corp.	169,100	9,189

Total Japan		9,189

NETHERLANDS 2.0%
FINANCIALS 2.0%
Aegon NV	1,123,062	10,345

Total Netherlands		10,345

SOUTH AFRICA 1.8%
HEALTH CARE 0.6%
Life Healthcare Group Holdings Ltd.	842,096	3,077

TELECOMMUNICATION SERVICES 1.2%
MTN Group Ltd.	302,403	6,189

Total South Africa		9,266

SPAIN 3.0%
CONSUMER STAPLES 1.5%
Ebro Foods S.A.	328,982	7,613

UTILITIES 1.5%
Enagas S.A.	253,878	7,723

Total Spain		15,336

SWEDEN 0.9%
CONSUMER DISCRETIONARY 0.9%
Electrolux AB ‘B’	225,593	4,940

Total Sweden		4,940

SWITZERLAND 2.0%
HEALTH CARE 2.0%
Roche Holding AG	34,173	10,278

Total Switzerland		10,278

TAIWAN 1.6%
INFORMATION TECHNOLOGY 1.6%
Radiant Opto-Electronics Corp.	2,020,360	8,181

Total Taiwan		8,181

TURKEY 1.2%
INDUSTRIALS 1.2%
TAV Havalimanlari Holding A/S	769,152	6,190

Total Turkey		6,190

UNITED KINGDOM 4.4%
CONSUMER STAPLES 2.5%
Imperial Tobacco Group PLC	314,985	12,737

ENERGY 1.0%
Subsea 7 S.A.	287,182	5,338

FINANCIALS 0.9%
ICAP PLC	726,078	4,576

Total United Kingdom		22,651

UNITED STATES 55.0%
CONSUMER DISCRETIONARY 15.9%
AMC Entertainment Holdings, Inc. ‘A’ (a)	106,919	2,593
American Eagle Outfitters, Inc.	611,449	7,484
Foot Locker, Inc.	217,469	10,217
General Motors Co.	556,263	19,146
Kohl’s Corp.	200,219	11,372
Regal Entertainment Group ‘A’	300,002	5,604
Staples, Inc.	444,642	5,042
Target Corp.	339,840	20,564

		82,022

CONSUMER STAPLES 2.4%
Walgreen Co.	187,779	12,399

ENERGY 2.3%
HollyFrontier Corp.	200,941	9,561
LinnCo LLC	86,933	2,351

		11,912

FINANCIALS 13.0%
Apollo Investment Corp.	1,249,455	10,383
Blackstone Group LP	151,243	5,029
JPMorgan Chase & Co.	244,282	14,831
KeyCorp	926,835	13,198
Prudential Financial, Inc.	128,746	10,898
Solar Capital Ltd.	443,942	9,669
Solar Senior Capital Ltd.	168,167	2,877

		66,885

HEALTH CARE 4.7%
Medtronic, Inc.	169,657	10,441
Merck & Co., Inc.	244,970	13,907

		24,348

INFORMATION TECHNOLOGY 11.6%
Cisco Systems, Inc.	937,352	21,006
Microsoft Corp.	275,467	11,292
QUALCOMM, Inc.	221,013	17,429
Western Digital Corp.	111,133	10,204

		59,931

MATERIALS 1.9%
Tronox Ltd. ‘A’	413,328	9,825

TELECOMMUNICATION SERVICES 2.1%
CenturyLink, Inc.	322,438	10,589

UTILITIES 1.1%
ONE Gas, Inc. (a)	155,496	5,587

Total United States		283,498

Total Common Stocks (Cost $432,692)		488,283

REAL ESTATE INVESTMENT TRUSTS 3.2%
UNITED STATES 3.2%
FINANCIALS 3.2%
Colony Financial, Inc.	760,776	16,699

Total Real Estate Investment Trusts (Cost $16,878)		16,699

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (c) 0.1%
		530

U.S. TREASURY BILLS 0.2%
0.092% due 08/21/2014 - 03/05/2015 (b)(e)	$720	720

Total Short-Term Instruments (Cost $1,250)		1,250

Total Investments in Securities (Cost $450,820)		506,232

	SHARES
INVESTMENTS IN AFFILIATES 2.7%
SHORT-TERM INSTRUMENTS 2.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.7%
PIMCO Short-Term Floating NAV Portfolio	1,370,522	13,712

Total Short-Term Instruments (Cost $13,712)		13,712

Total Investments in Affiliates (Cost $13,712)		13,712

Total Investments 100.9% (Cost $464,532)		$519,944
Financial Derivative Instruments (d) 0.1% (Cost or Premiums, net $0)		267
Other Assets and Liabilities, net (1.0%)		(4,705)

Net Assets 100.0%		$515,506

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	03/31/2014	04/01/2014	$530	Fannie Mae 2.260% due 10/17/2022	$(543)	$530	$530

Total Repurchase Agreements						$(543)	$530	$530

(1)	Includes accrued interest.

(d)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	04/2014	BRL	32,674		$13,859	$0	$(541)
	04/2014		$14,438	BRL	32,674	0	(38)
	04/2014		9,531	EUR	6,913	1	(9)
	04/2014		11,628	NOK	69,285	0	(57)
	04/2014		2,740	ZAR	30,792	179	0
	05/2014	EUR	6,565		$9,053	9	0
	05/2014		$13,752	BRL	32,674	525	0
BRC	04/2014	BRL	13,166		$5,420	0	(382)
	04/2014		$5,818	BRL	13,166	0	(15)
	04/2014		6,774	ZAR	72,955	142	0
CBK	04/2014	ZAR	208,407		$19,259	0	(497)
DUB	04/2014	TRY	12,198		5,799	122	0
FBF	04/2014	BRL	20,438		9,031	24	0
	04/2014	THB	18,232		563	2	0
	04/2014		$8,660	BRL	20,438	347	0
	04/2014		1,206	THB	39,664	16	0
	05/2014	BRL	20,438		$8,594	0	(337)
	07/2014		$560	THB	18,232	0	(1)
GLM	04/2014	EUR	6,913		$9,617	93	0
	04/2014		$3,662	NOK	21,847	0	(14)
HUS	04/2014		5,415	TRY	12,198	262	0
JPM	04/2014	BRL	6,093		$2,528	0	(157)
	04/2014		$2,692	BRL	6,093	0	(7)
	04/2014		4,706	ZAR	52,330	255	0
MSC	04/2014	BRL	16,081		$7,106	19	0
	04/2014		$6,852	BRL	16,081	236	0
	04/2014		4,710	ZAR	52,330	251	0
UAG	04/2014	BRL	28,830		$12,319	18	(405)
	04/2014	NOK	91,132		15,191	0	(28)
	04/2014	THB	21,432		662	2	0
	04/2014		$12,226	BRL	28,830	480	0
	05/2014	BRL	12,236		$5,119	0	(228)

Total Forward Foreign Currency Contracts						$2,983	$(2,716)

(e)	Securities with an aggregate market value of $460 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2014
Investments in Securities, at Value
Common Stocks
Bermuda
Energy	$10,757	$0	$0	$10,757
Brazil
Financials	4,840	0	0	4,840
Industrials	5,684	0	0	5,684
Utilities	12,658	0	0	12,658
China
Industrials	0	8,345	0	8,345
Cyprus
Energy	0	12,524	0	12,524
France
Energy	0	15,954	0	15,954
Financials	0	10,450	0	10,450
Utilities	8,482	0	0	8,482
Germany
Consumer Discretionary	0	10,528	0	10,528
Hong Kong
Industrials	0	2,905	0	2,905
Italy
Industrials	5,282	0	0	5,282
Japan
Telecommunication Services	0	9,189	0	9,189
Netherlands
Financials	0	10,345	0	10,345
South Africa
Health Care	0	3,077	0	3,077
Telecommunication Services	0	6,189	0	6,189
Spain
Consumer Staples	0	7,613	0	7,613
Utilities	0	7,723	0	7,723
Sweden
Consumer Discretionary	0	4,940	0	4,940
Switzerland
Health Care	0	10,278	0	10,278
Taiwan
Information Technology	0	8,181	0	8,181
Turkey
Industrials	0	6,190	0	6,190
United Kingdom
Consumer Staples	0	12,737	0	12,737
Energy	5,338	0	0	5,338
Financials	0	4,576	0	4,576
United States
Consumer Discretionary	82,022	0	0	82,022
Consumer Staples	12,399	0	0	12,399
Energy	11,912	0	0	11,912
Financials	66,885	0	0	66,885
Health Care	24,348	0	0	24,348
Information Technology	59,931	0	0	59,931
Materials	9,825	0	0	9,825
Telecommunication Services	10,589	0	0	10,589
Utilities	5,587	0	0	5,587
Real Estate Investment Trusts
United States
Financials	16,699	0	0	16,699
Short-Term Instruments
Repurchase Agreements	0	530	0	530
U.S. Treasury Bills	0	720	0	720
	$353,238	$152,994	$0	$506,232

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	13,712	0	0	13,712
Total Investments	$366,950	$152,994	$0	$519,944

Financial Derivative Instruments - Assets
Over the counter	$0	$2,983	$0	$2,983

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(2,716)	$0	$(2,716)

Totals	$366,950	$153,261	$0	$520,211

There were no significant transfers between Level 2 and 3 during the period ended March 31, 2014. There were assets and liabilities valued at $5,282 transferred from Level 2 to Level 1 during the period ended March 31,2014. There were no significant assets and liabilities transferred from Level 1 to Level 2 during the period ended March 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO EqS® Emerging Markets Fund

March 31, 2014 (Unaudited)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 97.4%
COMMON STOCKS 87.3%
AUSTRALIA 2.5%
MATERIALS 2.5%
Iluka Resources Ltd.	1,014,911	$9,346

Total Australia		9,346

BRAZIL 13.2%
CONSUMER DISCRETIONARY 1.5%
Anhanguera Educacional Participacoes S.A.	693,700	4,280
Via Varejo S.A. (a)	115,217	1,206

		5,486

CONSUMER STAPLES 2.4%
AMBEV S.A. - ADR	1,229,766	9,113

FINANCIALS 7.3%
BB Seguridade Participacoes S.A.	554,627	6,138
CETIP S.A. - Mercados Organizados	562,500	6,817
Itau Unibanco Holding S.A. - ADR	833,689	12,389
Multiplan Empreendimentos Imobiliarios S.A.	98,500	2,102

		27,446

INDUSTRIALS 2.0%
CCR S.A.	975,000	7,485

Total Brazil		49,530

CAMBODIA 1.8%
CONSUMER DISCRETIONARY 1.8%
NagaCorp Ltd.	6,622,000	6,913

Total Cambodia		6,913

CANADA 0.5%
MATERIALS 0.5%
Turquoise Hill Resources Ltd. (a)	608,413	2,026

Total Canada		2,026

CHINA 8.4%
CONSUMER STAPLES 1.0%
Shenguan Holdings Group Ltd.	9,264,000	3,846

ENERGY 2.4%
China Shenhua Energy Co. Ltd. ‘H’	3,063,000	8,869

FINANCIALS 2.2%
Industrial & Commercial Bank of China Ltd. ‘H’	13,237,000	8,161

INDUSTRIALS 0.9%
First Tractor Co. Ltd. ‘H’	3,688,000	2,011
Shanghai Electric Group Co. Ltd. ‘H’	3,687,000	1,311

		3,322

INFORMATION TECHNOLOGY 1.1%
Baidu, Inc. SP - ADR (a)	27,322	4,163

MATERIALS 0.8%
China Shanshui Cement Group Ltd.	7,285,000	3,079

Total China		31,440

CYPRUS 2.9%
ENERGY 1.0%
Eurasia Drilling Co. Ltd. - GDR	148,642	3,810

INDUSTRIALS 1.9%
Global Ports Investments PLC - GDR	269,128	3,227
Globaltrans Investment PLC - GDR	343,987	3,969

		7,196

Total Cyprus		11,006

DENMARK 1.7%
CONSUMER STAPLES 1.7%
Carlsberg A/S ‘B’	63,419	6,304

Total Denmark		6,304

FINLAND 0.8%
MATERIALS 0.8%
Kemira OYJ	216,268	3,155

Total Finland		3,155

HONG KONG 5.6%
CONSUMER DISCRETIONARY 1.7%
Melco Crown Entertainment Ltd. - ADR	166,601	6,439

FINANCIALS 3.7%
AIA Group Ltd.	1,712,984	8,147
China Overseas Land & Investment Ltd.	2,060,000	5,339
Glorious Property Holdings Ltd. (a)	3,854,000	528

		14,014

INFORMATION TECHNOLOGY 0.2%
China High Precision Automation Group Ltd.	8,446,000	664

Total Hong Kong		21,117

INDIA 7.0%
CONSUMER DISCRETIONARY 4.1%
Bajaj Auto Ltd.	138,995	4,830
Tata Motors Ltd.	979,312	6,615
Tata Motors Ltd. SP - ADR	11,011	390
Zee Entertainment Enterprises Ltd.	754,067	3,438

		15,273

FINANCIALS 2.9%
Axis Bank Ltd.	201,874	4,951
Housing Development Finance Corp.	416,042	6,138

		11,089

Total India		26,362

INDONESIA 2.0%
CONSUMER DISCRETIONARY 2.0%
Matahari Department Store Tbk PT (a)	6,083,500	7,479

Total Indonesia		7,479

ISRAEL 2.0%
MATERIALS 2.0%
Israel Chemicals Ltd.	873,690	7,644

Total Israel		7,644

ITALY 1.8%
CONSUMER DISCRETIONARY 1.8%
Prada SpA	878,600	6,806

Total Italy		6,806

JAPAN 4.4%
INDUSTRIALS 3.5%
Mitsubishi Electric Corp.	704,000	7,925
NSK Ltd.	503,000	5,159

		13,084

INFORMATION TECHNOLOGY 0.9%
Omron Corp.	82,800	3,426

Total Japan		16,510

KAZAKHSTAN 0.0%
TELECOMMUNICATION SERVICES 0.0%
KCell JSC - GDR	7,409	102

Total Kazakhstan		102

MACAU 1.0%
CONSUMER DISCRETIONARY 1.0%
Wynn Macau Ltd.	904,000	3,745

Total Macau		3,745

MEXICO 1.9%
FINANCIALS 1.9%
Bolsa Mexicana de Valores S.A.B. de C.V.	3,621,700	7,152

Total Mexico		7,152

NORWAY 1.4%
CONSUMER STAPLES 1.4%
Marine Harvest ASA	469,604	5,310

Total Norway		5,310

PERU 3.4%
FINANCIALS 2.4%
Credicorp Ltd.	65,720	9,064

MATERIALS 1.0%
Cementos Pacasmayo S.A.A. - ADR	404,836	3,551

Total Peru		12,615

PHILIPPINES 1.0%
UTILITIES 1.0%
First Gen Corp.	9,329,200	3,910

Total Philippines		3,910

POLAND 1.1%
FINANCIALS 1.1%
Powszechna Kasa Oszczednosci Bank Polski S.A.	282,378	3,971

Total Poland		3,971

RUSSIA 2.5%
CONSUMER STAPLES 0.3%
Lenta Ltd. - GDR (a)	108,296	1,050

TELECOMMUNICATION SERVICES 2.2%
MegaFon OAO - GDR	302,659	8,520

Total Russia		9,570

SOUTH AFRICA 1.4%
CONSUMER STAPLES 1.1%
Tongaat Hulett Ltd.	373,417	4,032

TELECOMMUNICATION SERVICES 0.3%
Vodacom Group Ltd.	108,957	1,345

Total South Africa		5,377

SOUTH KOREA 8.7%
CONSUMER DISCRETIONARY 3.3%
Kia Motors Corp.	218,609	12,216

INFORMATION TECHNOLOGY 5.4%
Samsung Electronics Co. Ltd.	16,183	20,458

Total South Korea		32,674

TAIWAN 6.0%
INFORMATION TECHNOLOGY 6.0%
Chicony Electronics Co. Ltd.	1,735,725	4,509
MediaTek, Inc.	556,000	8,230
Taiwan Semiconductor Manufacturing Co. Ltd.	2,476,000	9,742

		22,481

Total Taiwan		22,481

THAILAND 0.9%
FINANCIALS 0.9%
Kasikornbank PCL - NVDR	601,700	3,311

Total Thailand		3,311

TURKEY 0.6%
CONSUMER STAPLES 0.6%
Ulker Biskuvi Sanayi A/S	341,361	2,400

Total Turkey		2,400

UNITED KINGDOM 2.8%
CONSUMER STAPLES 1.6%
British American Tobacco PLC	106,663	5,950

ENERGY 1.2%
Afren PLC (a)	1,939,818	4,571

Total United Kingdom		10,521

Total Common Stocks (Cost $328,822)		328,777

	UNITS
EQUITY-LINKED SECURITIES 1.0%
NIGERIA 1.0%
CONSUMER STAPLES 1.0%
HSBC Bank PLC
Guinness Nigeria PLC - Exp. 12/09/2014	562,117	681
Nigerian Breweries PLC - Exp. 12/09/2014	3,066,979	2,843
Merrill Lynch International & Co.
Guinness Nigeria PLC - Exp. 11/10/2014	10,178	12

Nigerian Breweries PLC - Exp. 11/10/2014	251,197	233

Total Nigeria		3,769

Total Equity-Linked Securities (Cost $2,766)		3,769

	SHARES
EXCHANGE-TRADED FUNDS 1.3%
LUXEMBOURG 1.3%
db x-trackers CSI300 UCITS ETF	7,854,300	4,982

Total Exchange-Traded Funds (Cost $5,825)		4,982

PREFERRED STOCKS 3.6%
BRAZIL 2.5%
CONSUMER STAPLES 2.5%
Cia Brasileira de Distribuicao Grupo Pao de Acucar
	215,142	9,458

Total Brazil		9,458

INDIA 0.1%
INDUSTRIALS 0.1%
Zee Entertainment Enterprises Ltd.
6.000% due 03/05/2022	15,835,407	191

Total India		191

SOUTH KOREA 1.0%
INFORMATION TECHNOLOGY 1.0%
Samsung Electronics Co. Ltd.
	3,914	3,899

Total South Korea		3,899

Total Preferred Stocks (Cost $12,629)		13,548

WARRANTS 2.9%
NETHERLANDS 2.9%
FINANCIALS 2.9%
JP Morgan Chase & Co. - Exp. 07/09/2014	109,895	10,883

Total Warrants (Cost $10,936)		10,883

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.3%
REPURCHASE AGREEMENTS (c) 0.3%		946

U.S. TREASURY BILLS 1.0%
0.075% due 04/17/2014 - 03/05/2015 (b)(f)	$3,681	3,680

Total Short-Term Instruments (Cost $4,626)		4,626

Total Investments in Securities (Cost $365,604)		366,585

	SHARES
INVESTMENTS IN AFFILIATES 1.2%
SHORT-TERM INSTRUMENTS 1.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.2%
PIMCO Short-Term Floating NAV Portfolio	466,131	4,664

Total Short-Term Instruments (Cost $4,664)	4,664

Total Investments in Affiliates (Cost $4,664)	4,664

Total Investments 98.6% (Cost $370,268)	$371,249
Financial Derivative Instruments (d)(e) 0.1% (Cost or Premiums, net $(25))	442
Other Assets and Liabilities, net 1.3%	4,987

Net Assets 100.0%	$376,678

Notes to Schedule of Investments (amounts in thousands*, except number of contracts, units, and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	03/31/2014	04/01/2014	$946	Fannie Mae 2.260% due 10/17/2022	$(966)	$946	$946

Total Repurchase Agreements						$(966)	$946	$946

(1)	Includes accrued interest.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Asset	Liability
Hang Seng China Enterprises Index April Futures	Long	04/2014	114	$12	$13	$0

Total Futures Contracts				$12	$13	$0

(e)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	04/2014	BRL	6,095		$2,583	$0	$(103)
	04/2014	CLP	163,398		295	0	(3)
	04/2014	PEN	12,793		4,535	0	(16)
	04/2014	TWD	738,980		24,225	0	(56)
	04/2014		$2,693	BRL	6,095	0	(7)
	04/2014		26,764	HKD	207,480	0	(13)
	04/2014		5,025	INR	320,293	304	0
	04/2014		1,455	KRW	1,550,914	2	0
	04/2014		17,186	MYR	55,445	0	(187)
	04/2014		4,555	PEN	12,793	0	(4)
	04/2014		3,655	RUB	131,173	69	0
	04/2014		40,298	TWD	1,187,949	0	(1,264)
	04/2014	ZAR	2,343		$217	0	(5)
	05/2014	MXN	3,456		262	0	(2)
	05/2014	RUB	131,173		3,630	0	(63)
	05/2014		$376	DKK	2,045	1	0
	07/2014	HKD	7,506		$968	0	0
	07/2014		$24,294	TWD	738,980	61	0
BPS	04/2014	PEN	18,555		$6,607	6	0
	04/2014	THB	5,191		159	0	(1)
	04/2014	TWD	20,975		694	4	0
	04/2014		$435	CLP	243,806	10	0
	04/2014		6,597	PEN	18,555	4	0
	04/2014		313	PHP	13,929	0	(2)
	04/2014		1,803	RUB	65,442	55	0
	05/2014	BRL	10,454		$4,579	11	0
	05/2014	DKK	39,980		7,357	7	(29)
	05/2014	EUR	109		152	1	0
	05/2014	JPY	191,200		1,877	24	0
	05/2014	MXN	1,816		136	0	(3)
	05/2014	TRY	8,722		3,732	0	(292)
	05/2014		$709	BRL	1,622	0	0
	05/2014		68	DKK	370	0	0
	05/2014		2,101	JPY	213,000	0	(37)
	05/2014		10,981	MXN	146,613	213	0
	05/2014		438	NOK	2,680	9	0
	06/2014	PEN	15,676		$5,515	0	(1)
BRC	04/2014	BRL	9,890		4,081	0	(277)
	04/2014	HKD	52,050		6,714	3	0
	04/2014	PLN	500		164	0	(1)
	04/2014		$4,370	BRL	9,890	0	(12)
	04/2014		644	INR	41,142	40	0
	04/2014		3,218	KRW	3,429,744	5	0
	04/2014		7,011	PLN	21,672	144	0
	04/2014		16,531	RUB	597,215	452	(28)
	04/2014		423	THB	13,885	5	0
	04/2014		799	ZAR	9,076	61	0
	04/2014	ZAR	3,279		$309	0	(2)
	05/2014	GBP	9,834		16,359	0	(30)
	05/2014	JPY	1,982,971		19,443	225	0
	05/2014	RUB	557,412		15,265	0	(425)
	05/2014		$4,028	COP	8,257,213	150	0
	05/2014		360	EUR	262	1	0
	05/2014		206	GBP	125	2	0
	05/2014		726	MXN	9,637	10	0
	05/2014		3,960	TRY	8,996	190	0
	10/2014		12,694	ZAR	138,983	90	0
CBK	04/2014	AUD	9,585		$8,623	0	(266)
	04/2014	BRL	902		374	0	(24)
	04/2014	HKD	21,243		2,740	1	0
	04/2014	PEN	16,167		5,756	6	0
	04/2014	PHP	26,529		590	0	(3)
	04/2014	PLN	526		171	0	(3)
	04/2014	RUB	131,173		3,684	0	(40)
	04/2014		$399	BRL	902	0	(1)
	04/2014		5,831	HKD	45,236	2	(1)
	04/2014		5,747	PEN	16,167	3	0
	04/2014		637	PHP	28,990	10	0
	04/2014		511	PLN	1,547	0	0
	04/2014		1,516	RUB	51,027	0	(67)
	04/2014		256	TRY	565	7	0
	04/2014		22,333	ZAR	241,489	559	0
	05/2014	EUR	178		$246	1	0
	05/2014	GBP	936		1,568	8	0
	05/2014	IDR	3,871,453		331	0	(12)
	05/2014	NOK	53,350		8,722	0	(170)
	05/2014		$427	EUR	307	0	(4)
	05/2014		6,304	GBP	3,788	9	(1)
	05/2014		1,318	MXN	17,410	11	0
	05/2014		1,363	NOK	8,137	0	(6)
	06/2014	ILS	26,818		$7,682	0	(4)
	06/2014	PEN	16,167		5,685	0	(4)
	07/2014	INR	22,597		366	0	(3)
	07/2014		$921	INR	56,328	0	(2)
	07/2014		588	PHP	26,529	3	0
DUB	04/2014	BRL	2,262		$1,000	3	0
	04/2014	HKD	20,932		2,698	0	(1)
	04/2014	TRY	1,780		846	18	0
	04/2014		$971	BRL	2,262	26	0
	04/2014		487	THB	15,750	0	(2)
	04/2014		1,645	TRY	3,519	0	(7)
	04/2014		947	ZAR	10,390	38	0
	05/2014	EUR	6,958		$9,513	0	(73)
	05/2014		$266	EUR	193	0	0
	05/2014		561	GBP	338	2	0
	07/2014	HKD	7,616		$982	0	0
FBF	04/2014	BRL	17,471		7,694	18	(24)
	04/2014	INR	115,455		1,824	0	(97)
	04/2014	KRW	2,160,330		2,019	0	(11)
	04/2014	MYR	52,150		15,764	0	(226)
	04/2014	PEN	19,225		6,781	1	(58)
	04/2014	PLN	849		280	0	(1)
	04/2014	THB	128,961		3,974	10	(8)
	04/2014	TWD	223,798		7,384	64	(33)
	04/2014		$7,403	BRL	17,471	297	0
	04/2014		2,684	KRW	2,879,932	22	0
	04/2014		6,845	PEN	19,225	0	(7)
	04/2014		1,388	RUB	46,720	0	(62)
	05/2014	BRL	17,471		$7,346	0	(288)
	05/2014		$966	BRL	2,262	23	0
	05/2014		304	COP	619,734	10	0
	05/2014		370	RUB	13,503	10	0
	07/2014	TWD	40,676		$1,340	0	(1)
	07/2014		$14,618	MYR	48,633	233	0
	07/2014		3,705	THB	120,609	0	(6)
GLM	04/2014	CLP	3,632,650		$6,514	6	(115)
	04/2014	INR	70,430		1,106	0	(66)
	04/2014	PLN	407		134	0	0
	04/2014		$6,819	CLP	3,676,081	0	(116)
	04/2014		1,071	CNY	6,536	0	(16)
	04/2014		1,706	HKD	13,235	0	0
	04/2014		1,675	TRY	3,640	19	0
	04/2014	ZAR	39,339		$3,529	0	(200)
	06/2014		$6,209	CLP	3,498,114	115	0
HUS	04/2014	BRL	3,136		$1,344	0	(38)
	04/2014	HKD	2,322		300	0	0
	04/2014		$1,386	BRL	3,136	0	(4)
	04/2014	ZAR	62,030		$5,493	0	(374)
	05/2014		$813	DKK	4,362	0	(8)
	07/2014		186	HKD	1,442	0	0
JPM	04/2014	BRL	18,611		$7,833	0	(369)
	04/2014	IDR	7,247,961		600	0	(41)
	04/2014	INR	266,941		4,241	0	(200)
	04/2014	KRW	9,434,899		8,767	0	(99)
	04/2014	MYR	3,054		913	0	(23)
	04/2014	PLN	10,790		3,533	0	(29)
	04/2014	RUB	1,184,793		34,753	1,360	(242)
	04/2014	THB	13,101		400	0	(3)
	04/2014	TWD	155,944		5,168	44	0
	04/2014		$9,240	AUD	10,017	50	0
	04/2014		12,139	BRL	28,058	248	(21)
	04/2014		1,233	CZK	24,764	10	0
	04/2014		2,246	HKD	17,424	0	0
	04/2014		2,837	INR	178,742	137	0
	04/2014		4,731	KRW	5,048,947	14	0
	04/2014		1,058	MYR	3,446	0	(1)
	04/2014		744	PHP	33,636	7	0
	04/2014		9,864	RUB	356,974	323	(53)
	04/2014		2,261	TWD	67,464	0	(44)
	04/2014	ZAR	35,268		$3,147	0	(196)
	05/2014	AUD	10,017		9,221	0	(50)
	05/2014	BRL	15,843		6,672	0	(251)
	05/2014	RUB	120,005		3,380	2	0
	05/2014		$2,213	BRL	5,203	61	0
	05/2014		553	EUR	403	2	0
	05/2014		2,053	RUB	74,236	37	0
	07/2014	KRW	1,133,050		$1,054	0	(7)
	07/2014	MYR	893		271	0	(2)
	07/2014		$2,122	KRW	2,267,781	1	0
MSC	04/2014	BRL	6,888		$3,043	7	0
	04/2014	HKD	57,687		7,441	3	0
	04/2014	KRW	3,297,521		3,051	0	(48)
	04/2014	PEN	5,117		1,814	0	(6)
	04/2014	PLN	515		170	0	0
	04/2014	TWD	40,073		1,320	5	(2)
	04/2014		$2,228	BRL	5,203	65	0
	04/2014		5,046	HKD	39,132	0	(1)
	04/2014		1,822	PEN	5,117	0	(2)
	04/2014		2,007	RUB	67,416	0	(93)
	04/2014		546	TWD	16,464	0	(5)
	04/2014	ZAR	14,034		$1,292	0	(38)
	05/2014	MXN	4,804		366	0	(1)
	05/2014		$6,654	RUB	240,243	108	0
	06/2014		351	PEN	999	0	0
	07/2014	INR	31,678		$515	0	(2)
	07/2014	MYR	642		193	0	(3)
	07/2014	THB	4,218		129	0	0
	07/2014	TWD	26,848		883	0	(2)
RBC	04/2014	CLP	123,839		231	5	0
	04/2014	INR	81,741		1,301	0	(59)
	04/2014	KRW	2,523,395		2,380	9	0
	04/2014	MYR	3,687		1,116	0	(14)
	04/2014	PEN	2,413		859	1	0
	04/2014	TWD	102,988		3,424	40	0
	04/2014		$1,071	CNY	6,537	0	(15)
	04/2014		786	INR	49,251	33	0
	04/2014		4,520	KRW	4,826,359	15	0
	04/2014		857	PEN	2,413	1	0
	04/2014		360	TWD	10,881	0	(2)
	04/2014	ZAR	4,241		$383	0	(19)
	05/2014	MXN	2,650		199	0	(3)
	07/2014	KRW	810,308		747	0	(11)
SCX	04/2014		$10,768	KRW	11,488,257	28	0
	06/2014	IDR	3,871,454		$328	0	(12)
SOG	04/2014	AUD	432		393	0	(7)
	05/2014	JPY	105,400		1,024	3	0
UAG	04/2014	BRL	10,264		4,257	1	(268)
	04/2014	CNY	103,083		16,863	219	0
	04/2014	HKD	169,399		21,820	0	(21)
	04/2014	IDR	6,336,039		529	0	(31)
	04/2014	INR	54,861		891	0	(22)
	04/2014	KRW	23,296,263		21,551	0	(341)
	04/2014	PHP	53,433		1,210	17	0
	04/2014		$4,317	BRL	10,264	206	0
	04/2014		14,607	CNY	90,009	0	(74)
	04/2014		145	HKD	1,127	0	0
	04/2014		748	IDR	9,257,296	71	0
	04/2014		10,769	KRW	11,488,256	26	0
	04/2014		75	PHP	3,408	1	0
	04/2014		3,634	THB	117,618	0	(11)
	05/2014	BRL	8,923		$3,733	0	(166)
	05/2014	IDR	7,247,960		596	0	(45)
	05/2014		$710	JPY	72,400	0	(9)
	06/2014		177	ILS	621	1	0
	07/2014	CNY	97,639		$15,783	51	(1)
	07/2014		$21,826	HKD	169,399	21	0
	07/2014		875	INR	54,861	20	0
	07/2014		21,452	KRW	23,296,263	353	0

Total Forward Foreign Currency Contracts						$7,300	$(8,281)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Swap Agreements, at Value (3)
Counterparty	Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (2)	Premiums (Received)	Unrealized (Depreciation)	Asset	Liability
BPS	CDX.IG-9 10-Year Index 15-30%	(1.000%)	12/20/2017	$3,100	$(25)	$(59)	$0	$(84)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps on Indices

									Swap Agreements, at Value
Counterparty	Pay/ Receive (4)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	RCXUSD Index	1,175	3-Month USD-LIBOR less a specified spread	03/17/2015		$1,573	$(142)	$0	$(142)
JPM	Receive	KOSPI 200 Index	9,611,484	3-Month USD-LIBOR less a specified spread	06/12/2014	KRW	2,460,948	20	20	0

								$(122)	$20	$(142)

Total Return Swaps on Securities

									Swap Agreements, at Value
Counterparty	Pay/ Receive (4)	Underlying Reference	# of Shares	Financing Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	Alrosa AO	2,040,800	1-Month USD-LIBOR plus a specified spread	10/28/2014	$1,861		$239	$239	$0
	Receive	NovaTek OAO	516,072	1-Month USD-LIBOR plus a specified spread	10/28/2014	4,672		492	492	0
DUB	Receive	KCell JSC	415,893	3-Month USD-LIBOR plus a specified spread	08/26/2014	5,623		74	74	0
	Receive	Magnitogorsk Iron & Steel Works	888,867	3-Month USD-LIBOR plus a specified spread	08/26/2014	1,416		407	407	0
FBF	Pay	RTS Index June Futures	1,765	1-Month USD-LIBOR plus a specified spread	06/17/2014	3,850		(375)	0	(375)
ULO	Receive	Bashneft OAO	106,343	1-Month USD-LIBOR plus a specified spread	09/23/2014	4,057		294	294	0
	Receive	Alrosa AO	3,713,719	1-Month USD-LIBOR plus a specified spread	10/02/2014	3,388		435	435	0
	Receive	Bashneft OAO	100,850	1-Month USD-LIBOR plus a specified spread	12/18/2014	5,470		50	50	0

								$1,616	$1,991	$(375)

Total Swap Agreements							$(25)	$1,435	$2,011	$(601)

(4)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(f)	Securities with an aggregate market value of $2,989 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2014
Investments in Securities, at Value
Common Stocks
Australia
Materials	$0	$9,346	$0	$9,346
Brazil
Consumer Discretionary	5,486	0	0	5,486
Consumer Staples	9,113	0	0	9,113
Financials	27,446	0	0	27,446
Industrials	7,485	0	0	7,485
Cambodia
Consumer Discretionary	0	6,913	0	6,913
Canada
Materials	2,026	0	0	2,026
China
Consumer Staples	0	3,846	0	3,846
Energy	0	8,869	0	8,869
Financials	0	8,161	0	8,161
Industrials	0	3,322	0	3,322
Information Technology	4,163	0	0	4,163
Materials	0	3,079	0	3,079
Cyprus
Energy	3,810	0	0	3,810
Industrials	7,196	0	0	7,196
Denmark
Consumer Staples	0	6,304	0	6,304
Finland
Materials	0	3,155	0	3,155
Hong Kong
Consumer Discretionary	6,439	0	0	6,439
Financials	0	14,014	0	14,014
Information Technology	0	0	664	664
India
Consumer Discretionary	390	14,883	0	15,273
Financials	0	11,089	0	11,089
Indonesia
Consumer Discretionary	0	7,479	0	7,479
Israel
Materials	0	7,644	0	7,644
Italy
Consumer Discretionary	0	6,806	0	6,806
Japan
Industrials	0	13,084	0	13,084
Information Technology	0	3,426	0	3,426
Kazakhstan
Telecommunication Services	102	0	0	102
Macau
Consumer Discretionary	0	3,745	0	3,745
Mexico
Financials	7,152	0	0	7,152
Norway
Consumer Staples	0	5,310	0	5,310
Peru
Financials	9,064	0	0	9,064
Materials	3,551	0	0	3,551
Philippines
Utilities	0	3,910	0	3,910
Poland
Financials	0	3,971	0	3,971
Russia
Consumer Staples	1,050	0	0	1,050
Telecommunication Services	8,520	0	0	8,520
South Africa
Consumer Staples	4,032	0	0	4,032
Telecommunication Services	0	1,345	0	1,345
South Korea
Consumer Discretionary	0	12,216	0	12,216
Information Technology	0	20,458	0	20,458
Taiwan
Information Technology	0	22,481	0	22,481
Thailand
Financials	0	3,311	0	3,311
Turkey
Consumer Staples	0	2,400	0	2,400
United Kingdom
Consumer Staples	0	5,950	0	5,950
Energy	0	4,571	0	4,571
Equity-Linked Securities
Nigeria
Consumer Staples	3,769	0	0	3,769
Exchange-Traded Funds
Luxembourg	4,982	0	0	4,982
Preferred Stocks
Brazil
Consumer Staples	9,458	0	0	9,458
India
Industrials	191	0	0	191
South Korea
Information Technology	0	3,899	0	3,899
Warrants
Netherlands
Financials	0	10,883	0	10,883
Short-Term Instruments
Repurchase Agreements	0	946	0	946
U.S. Treasury Bills	0	3,680	0	3,680
	$125,425	$240,496	$664	$366,585

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,664	$0	$0	$4,664
Total Investments	$130,089	$240,496	$664	$371,249

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	13	0	0	13
Over the counter	0	9,311	0	9,311
	$13	$9,311	$0	$9,324

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(8,882)	$0	$(8,882)

Totals	$130,102	$240,925	$664	$371,691

There were no significant transfers between Level 2 and 3 during the period ended March 31, 2014. There were assets and liabilities valued at $9,866 transferred from Level 2 to Level 1 during the period ended March 31, 2014. There were no significant assets and liabilities transferred from Level 1 to Level 2 during the period ended March 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO EqS® Long/Short Fund

March 31, 2014 (Unaudited)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 61.9%
COMMON STOCKS 54.5%
BERMUDA 0.3%
ENERGY 0.3%
Knightsbridge Tankers Ltd.	339,286	$4,597

Total Bermuda		4,597

CANADA 5.0%
MATERIALS 5.0%
Domtar Corp.	700,000	78,554

Total Canada		78,554

GREECE 2.1%
INDUSTRIALS 2.1%
Diana Shipping, Inc. (a)	714,507	8,567
Navios Maritime Holdings, Inc.	618,000	6,088
Paragon Shipping, Inc. ‘A’ (a)	1,365,000	9,350
Safe Bulkers, Inc.	661,560	6,298
Star Bulk Carriers Corp. (a)	167,761	2,394

		32,697

Total Greece		32,697

SOUTH KOREA 2.6%
INFORMATION TECHNOLOGY 2.6%
SK Hynix, Inc. (a)	1,200,000	40,717

Total South Korea		40,717

UNITED STATES 44.5%
CONSUMER DISCRETIONARY 16.2%
Comcast Corp. ‘A’ (e)	1,852,000	92,637
Deckers Outdoor Corp. (a)	440,000	35,081
Foot Locker, Inc.	800,000	37,584
Lowe’s Cos., Inc. (e)	1,100,000	53,790
Shutterfly, Inc. (a)	490,000	20,913
Time Warner, Inc.	70,010	4,574
TRW Automotive Holdings Corp. (a)	105,544	8,615

		253,194

CONSUMER STAPLES 3.4%
Walgreen Co. (e)	800,000	52,824

HEALTH CARE 7.9%
CareFusion Corp. (a)	800,000	32,176
Catamaran Corp. (a)	390,000	17,456
DaVita HealthCare Partners, Inc. (a)	1,075,000	74,014

		123,646

INDUSTRIALS 5.5%
Baltic Trading Ltd.	1,280,687	8,081
Iron Mountain, Inc.	1,700,000	46,869
Owens Corning	725,000	31,298

		86,248

INFORMATION TECHNOLOGY 11.5%
DST Systems, Inc. (e)	1,155,000	109,483

Micron Technology, Inc. (a)	3,000,000	70,980

		180,463

Total United States		696,375

Total Common Stocks (Cost $814,540)		852,940

REAL ESTATE INVESTMENT TRUSTS 6.6%
UNITED STATES 6.6%
FINANCIALS 6.6%
American Realty Capital Properties, Inc. (e)	7,314,338	102,547

Total Real Estate Investment Trusts (Cost $96,348)		102,547

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.8%
REPURCHASE AGREEMENTS (c) 0.3%
		4,135

U.S. TREASURY BILLS 0.5%
0.087% due 09/25/2014 - 03/05/2015 (b)(g)	$8,650	8,644

Total Short-Term Instruments (Cost $12,780)		12,779

Total Investments in Securities (Cost $923,668)		968,266

	SHARES
INVESTMENTS IN AFFILIATES 26.0%
SHORT-TERM INSTRUMENTS 26.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 26.0%
PIMCO Short-Term Floating NAV Portfolio	40,684,947	407,053

Total Short-Term Instruments (Cost $407,050)		407,053

Total Investments in Affiliates (Cost $407,050)		407,053

Total Investments 87.9% (Cost $1,330,718)		$1,375,319
Securities Sold Short (d) (22.0%) (Proceeds $335,789)		(343,851)
Financial Derivative Instruments (f)(h) (0.1%) (Cost or Premiums, net $505)		(1,547)
Other Assets and Liabilities, net 34.2%		535,040

Net Assets 100.0%		$1,564,961

Notes to Schedule of Investments (amounts in thousands*, except number of shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	03/31/2014	04/01/2014	$4,135	Fannie Mae 2.260% due 10/17/2022	$(4,222)	$4,135	$4,135

Total Repurchase Agreements						$(4,222)	$4,135	$4,135

(1)	Includes accrued interest.

(d)	Short Sales:

(e)	Securities with an aggregate market value of $255,987 and cash of $347,365 have been pledged as collateral as of March 31, 2014 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

Description	Shares	Proceeds	Payable for Short Sales (2)
Common Stocks
Argentina
Information Technology
MercadoLibre, Inc.	110,000	$(11,350)	$(10,480)
Switzerland
Energy
Transocean Ltd.	600,000	(24,618)	(24,804)
Industrials
Noble Corp.	275,000	(8,035)	(9,004)
United States
Consumer Discretionary
Buckle, Inc.	50,000	(2,270)	(2,290)
Cablevision Systems Corp. ‘A’	700,000	(11,393)	(11,899)
Coach, Inc.	500,000	(24,076)	(24,830)
Weight Watchers International, Inc.	266,939	(5,869)	(5,483)
Consumer Staples
Avon Products, Inc.	650,000	(9,742)	(9,516)
McCormick & Co., Inc.	200,000	(13,135)	(14,348)
Energy
Alon USA Energy, Inc.	418,166	(5,940)	(6,247)
CVR Energy, Inc.	331,000	(12,767)	(13,985)
CVR Refining LP	155,100	(3,172)	(3,611)
Delek U.S. Holdings, Inc.	85,000	(2,283)	(2,468)
Hercules Offshore, Inc.	2,420,000	(13,174)	(11,108)
National Oilwell Varco, Inc.	100,000	(7,481)	(7,787)
Western Refining, Inc.	300,000	(10,995)	(11,580)
Health Care
Health Net, Inc.	129,000	(4,383)	(4,383)
Laboratory Corp. of America Holdings	260,000	(23,393)	(25,535)
Quest Diagnostics, Inc.	350,000	(18,197)	(20,272)
Industrials
Alaska Air Group, Inc.	61,200	(5,609)	(5,710)
CH Robinson Worldwide, Inc.	400,000	(21,107)	(20,956)
Expeditors International of Washington, Inc.	150,000	(5,903)	(5,945)
Southwest Airlines Co.	400,000	(9,236)	(9,444)
Information Technology
Itron, Inc.	200,000	(6,991)	(7,108)
RealPage, Inc.	300,000	(5,566)	(5,448)
Exchange-Traded Funds
United States
iShares MSCI Emerging Markets ETF	300,000	(12,230)	(12,297)
Real Estate Investment Trusts
United States
Financials
Realty Income Corp.	1,400,000	(56,874)	(57,313)

Total Short Sales		$(335,789)	$(343,851)

(2)	Market value includes $218 of dividends payable for short sales.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Securities

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE Coach, Inc.	$50.000	04/19/2014	5,000	$505	$353

Total Purchased Options				$505	$353

(g)	Securities with an aggregate market value of $8,644 and cash of $83 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2014.

Unsettled variation margin liability of $(1,579) for closed futures is outstanding at period end.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	04/2014	CAD	5,882		$5,309	$11	$(22)
	04/2014	EUR	797		1,094	0	(4)
	05/2014		$14,443	EUR	10,479	0	(8)
BPS	04/2014	CAD	1,152		$1,039	0	(3)
	04/2014	EUR	1,542		2,122	0	(2)
BRC	04/2014		3,019		4,199	40	0
	05/2014	MXN	4		0	0	0
CBK	05/2014		$3,555	CAD	3,932	0	(1)
DUB	04/2014	CAD	4,693		$4,199	0	(46)
	04/2014	HKD	162,757		20,991	6	0
	04/2014		$14,969	CAD	16,585	34	(1)
	05/2014	CAD	10,776		$9,742	1	0
FBF	04/2014	KRW	46,816,549		43,627	19	(386)
	04/2014		$973	CAD	1,085	8	0
HUS	04/2014	CAD	5,936		$5,356	0	(14)
RBC	04/2014		7		6	0	0
RYL	04/2014		$15,042	EUR	10,918	0	0
	05/2014	EUR	10,918		$15,041	1	0
UAG	04/2014		5,560		7,724	64	0
	04/2014		$20,964	HKD	162,757	20	0
	04/2014		43,269	KRW	46,816,549	726	0
	07/2014	HKD	162,757		$20,970	0	(21)
	07/2014	KRW	46,816,549		43,078	0	(743)

Total Forward Foreign Currency Contracts						$930	$(1,251)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2014
Investments in Securities, at Value
Common Stocks
Bermuda
Energy	$4,597	$0	$0	$4,597
Canada
Materials	78,554	0	0	78,554
Greece
Industrials	32,697	0	0	32,697
South Korea
Information Technology	0	40,717	0	40,717
United States
Consumer Discretionary	253,194	0	0	253,194
Consumer Staples	52,824	0	0	52,824
Health Care	123,646	0	0	123,646
Industrials	86,248	0	0	86,248
Information Technology	180,463	0	0	180,463
Real Estate Investment Trusts
United States
Financials	102,547	0	0	102,547
Short-Term Instruments
Repurchase Agreements	0	4,135	0	4,135
U.S. Treasury Bills	0	8,644	0	8,644
	$914,770	$53,496	$0	$968,266

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$407,053	$0	$0	$407,053

Total Investments	$1,321,823	$53,496	$0	$1,375,319

Short Sales, at Value - Liabilities
Common Stocks	(274,241)	0	0	(274,241)
Exchange-Traded Funds	(12,297)	0	0	(12,297)
Real Estate Investment Trusts	(57,313)	0	0	(57,313)
	$(343,851)	$0	$0	$(343,851)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	353	0	353
Over the counter	0	930	0	930

	$0	$1,283	$0	$1,283

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(1,251)	$0	$(1,251)

Totals	$977,972	$53,528	$0	$1,031,500

There were no significant transfers between Level 1, 2 and 3 during the period ended March 31, 2014.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO EqS Pathfinder Fund®

March 31, 2014 (Unaudited)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 93.1%
COMMON STOCKS 91.8%
BELGIUM 1.4%
INDUSTRIALS 1.4%
bpost S.A.	1,393,528	$31,197

Total Belgium		31,197

BERMUDA 3.2%
ENERGY 3.2%
North Atlantic Drilling Ltd.	2,782,792	24,600
Seadrill Ltd.	1,281,629	45,122

Total Bermuda		69,722

BRAZIL 0.9%
FINANCIALS 0.9%
Itau Unibanco Holding S.A. - ADR	1,285,550	19,103

Total Brazil		19,103

CANADA 1.2%
ENERGY 0.8%
Cameco Corp.	764,281	17,502

MATERIALS 0.4%
Silver Wheaton Corp.	342,559	7,776

Total Canada		25,278

DENMARK 1.8%
CONSUMER STAPLES 1.8%
Carlsberg A/S ‘B’	390,417	38,810

Total Denmark		38,810

FAROE ISLANDS 0.6%
CONSUMER STAPLES 0.6%
Bakkafrost P/F	732,908	12,105

FINANCIALS 0.0%
BankNordik P/F	42,327	857

Total Faroe Islands		12,962

FRANCE 8.4%
CONSUMER DISCRETIONARY 2.6%
Eutelsat Communications S.A.	938,170	31,837
JCDecaux S.A.	541,839	23,714

		55,551

CONSUMER STAPLES 4.6%
Carrefour S.A.	1,201,397	46,475
Danone S.A.	768,434	54,288

		100,763

ENERGY 1.2%
Bourbon S.A.	352,113	11,566

Total S.A.	220,004	14,482

		26,048

Total France		182,362

GERMANY 2.3%
HEALTH CARE 2.1%
Rhoen Klinikum AG	1,405,592	45,022

UTILITIES 0.2%
E.ON SE	280,492	5,478

Total Germany		50,500

HONG KONG 4.0%
CONSUMER DISCRETIONARY 0.6%
Television Broadcasts Ltd.	2,149,500	12,943

FINANCIALS 3.0%
AIA Group Ltd.	11,187,100	53,208
First Pacific Co. Ltd.	13,404,500	13,343

		66,551

INDUSTRIALS 0.4%
Jardine Matheson Holdings Ltd.	79,300	5,009
Jardine Strategic Holdings Ltd.	96,500	3,465
		8,474

Total Hong Kong		87,968

JAPAN 5.1%
CONSUMER DISCRETIONARY 1.0%
Nissan Motor Co. Ltd.	1,179,000	10,509
Toyota Motor Corp.	180,200	10,162

		20,671

CONSUMER STAPLES 0.7%
Kao Corp.	389,700	13,801
Shiseido Co. Ltd.	95,900	1,690

		15,491

INDUSTRIALS 2.2%
FANUC Corp.	212,400	37,550
Komatsu Ltd.	529,600	11,103

		48,653

INFORMATION TECHNOLOGY 1.2%
Nintendo Co. Ltd.	156,242	18,677
Tokyo Electron Ltd. - ADR	503,150	7,869

		26,546

Total Japan		111,361

NETHERLANDS 4.8%
CONSUMER STAPLES 1.9%
Corbion NV	1,745,685	41,225

FINANCIALS 2.0%
ING Groep NV - Dutch Certificate (a)	3,133,755	44,567

INFORMATION TECHNOLOGY 0.9%
Gemalto NV	165,350	19,258

Total Netherlands		105,050

NORWAY 4.1%
CONSUMER STAPLES 3.2%
Cermaq ASA	1,399,152	15,539
Marine Harvest ASA	4,678,806	52,908

		68,447

ENERGY 0.9%
BW LPG Ltd.	1,679,477	19,561

Total Norway		88,008

SINGAPORE 1.6%
INDUSTRIALS 1.6%
ComfortDelGro Corp. Ltd.	11,255,000	17,803
Keppel Corp. Ltd.	2,044,300	17,736

Total Singapore		35,539

SOUTH AFRICA 0.4%
MATERIALS 0.4%
AngloGold Ashanti Ltd. SP - ADR	561,433	9,589

Total South Africa		9,589

SOUTH KOREA 0.2%
CONSUMER DISCRETIONARY 0.2%
GS Home Shopping, Inc.	19,542	4,357

Total South Korea		4,357

SWEDEN 1.6%
INDUSTRIALS 1.6%
Loomis AB ‘B’	1,313,898	33,871

Total Sweden		33,871

SWITZERLAND 5.2%
CONSUMER STAPLES 1.4%
Nestle S.A.	412,950	31,083

FINANCIALS 1.0%
Swiss Re AG	219,036	20,330

HEALTH CARE 1.4%
Roche Holding AG	103,620	31,165

INFORMATION TECHNOLOGY 1.4%
Logitech International S.A.	2,063,659	30,833

Total Switzerland		113,411

UNITED KINGDOM 11.6%
CONSUMER STAPLES 7.7%
British American Tobacco PLC	1,098,301	61,269
Imperial Tobacco Group PLC	1,581,897	63,968
Reckitt Benckiser Group PLC	524,049	42,765

		168,002

ENERGY 2.5%
BP PLC	4,561,469	36,652
Ensco PLC ‘A’	325,967	17,204

		53,856

FINANCIALS 1.4%
Barclays PLC	4,513,745	17,565

Prudential PLC	628,523	13,309

		30,874

Total United Kingdom		252,732

UNITED STATES 33.4%
CONSUMER DISCRETIONARY 0.3%
Time Warner Cable, Inc.	45,829	6,287

CONSUMER STAPLES 6.3%
Altria Group, Inc.	796,571	29,815
Lorillard, Inc.	882,808	47,742
Philip Morris International, Inc.	255,696	20,934
Reynolds American, Inc.	420,945	22,487
Wal-Mart Stores, Inc.	198,767	15,192

		136,170

ENERGY 3.0%
Halliburton Co.	341,426	20,107
National Oilwell Varco, Inc.	304,851	23,739
Phillips 66	195,499	15,065
Rentech, Inc. (a)	2,910,142	5,529

		64,440

FINANCIALS 8.5%
Alleghany Corp. (a)	57,711	23,510
Berkshire Hathaway, Inc. ‘B’ (a)	429,634	53,691
Genworth Financial, Inc. ‘A’ (a)	2,124,535	37,668
PHH Corp. (a)	519,149	13,415
SLM Corp.	1,096,288	26,837
ViewPoint Financial Group, Inc.	1,019,987	29,427

		184,548

HEALTH CARE 1.7%
Merck & Co., Inc.	302,457	17,171
Pfizer, Inc.	647,366	20,793

		37,964

INDUSTRIALS 5.5%
3M Co.	319,438	43,335
Brink’s Co.	767,495	21,912
Deere & Co.	325,200	29,528
General Dynamics Corp.	227,601	24,791

		119,566

INFORMATION TECHNOLOGY 8.1%
Apple, Inc.	26,391	14,165
Intel Corp. (d)	2,184,093	56,372
International Business Machines Corp.	171,501	33,012
Microsoft Corp.	1,400,102	57,390
Oracle Corp.	381,798	15,619
		176,558

Total United States		725,533

Total Common Stocks (Cost $1,711,798)		1,997,353

PREFERRED STOCKS 0.2%
BRAZIL 0.2%
FINANCIALS 0.2%
Itau Unibanco Holding S.A.
	346,280	5,174

Total Preferred Stocks (Cost $4,350)		5,174

REAL ESTATE INVESTMENT TRUSTS 0.8%
SINGAPORE 0.0%
FINANCIALS 0.0%
Keppel REIT	478,884	435

Total Singapore		435

UNITED STATES 0.8%
FINANCIALS 0.8%
NorthStar Realty Finance Corp.	1,088,606	17,570

Total United States		17,570

Total Real Estate Investment Trusts (Cost $10,510)		18,005

RIGHTS 0.1%
FRANCE 0.1%
HEALTH CARE 0.1%
Sanofi - Exp. 12/31/2020	2,604,991	833

Total Rights (Cost $5,401)		833

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (c) 0.0%		712

U.S. TREASURY BILLS 0.2%
0.082% due 08/21/2014 - 03/05/2015 (b)(h)	$3,799	3,798

Total Short-Term Instruments (Cost $4,510)		4,510

Total Investments in Securities (Cost $1,736,569)		2,025,875

	SHARES
INVESTMENTS IN AFFILIATES 6.3%
SHORT-TERM INSTRUMENTS 6.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.3%
PIMCO Short-Term Floating NAV Portfolio	13,682,788	136,896

Total Short-Term Instruments (Cost $136,893)		136,896

Total Investments in Affiliates (Cost $136,893)		136,896

Total Investments 99.4% (Cost $1,873,462)		$2,162,771
Securities Sold Short (e) (0.4%) (Proceeds $7,792)		(8,349)
Financial Derivative Instruments (f)(g) (0.1%) (Cost or Premiums, net $(534))		(2,835)
Other Assets and Liabilities, net 1.1%		23,991

Net Assets 100.0%		$2,175,578

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	03/31/2014	04/01/2014	$712	Fannie Mae 2.260% due 10/17/2022	$(728)	$712	$712

Total Repurchase Agreements						$(728)	$712	$712

(1)	Includes accrued interest.

(d)	Securities with an aggregate market value of $9,421 and cash of $7,792 have been pledged as collateral as of March 31, 2014 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(e)	Short Sales:

Description	Shares	Proceeds	Payable for Short Sales
Common Stocks
United States
Information Technology
Applied Materials, Inc.	408,856	$(7,792)	$(8,349)

Total Short Sales		$(7,792)	$(8,349)

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Securities

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - EUREX Logitech International S.A.	16.000	03/20/2015	4,562	$(534)	$(486)

Total Written Options				$(534)	$(486)

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	04/2014	AUD	75,515		$69,660	$0	$(373)
	04/2014	CHF	3,154		3,602	35	0
	04/2014	EUR	108,582		149,696	485	(377)
	04/2014	HKD	553,296		71,374	36	0
	04/2014	JPY	7,361,568		71,945	622	0
	04/2014	SEK	28,357		4,465	84	0
	04/2014	SGD	3,501		2,769	0	(15)
	04/2014		$9,533	AUD	10,504	209	0
	04/2014		12,836	CAD	14,225	31	0
	04/2014		1,560	DKK	8,405	0	(9)
	04/2014		28,583	GBP	17,173	47	0
	04/2014		1,993	JPY	205,900	2	0
	04/2014		6,740	NOK	40,098	0	(43)
	05/2014	NOK	2,015		$333	0	(4)
	05/2014		$69,516	AUD	75,515	373	0
	05/2014		615	DKK	3,365	6	0
	05/2014		65,457	JPY	6,702,835	0	(506)
BPS	04/2014	DKK	191,495		$35,338	2	0
	04/2014	GBP	265		441	1	(1)
	04/2014	SGD	1,070		845	0	(6)
	04/2014		$32,101	DKK	174,240	52	(2)
	04/2014		43,196	EUR	31,003	0	(485)
	04/2014		1,769	HKD	13,724	0	0
	04/2014		24,178	JPY	2,462,217	0	(323)
	04/2014		7,156	NOK	43,045	63	(30)
	04/2014		1,862	SEK	11,900	0	(24)
	05/2014	DKK	168,585		$31,062	0	(53)
	05/2014	NOK	187,081		31,217	10	0
	05/2014		$2,108	CHF	1,871	9	0
	05/2014		547	DKK	2,955	0	(1)
	05/2014		1,168	JPY	120,500	0	0
	06/2014		6,304	ILS	21,822	0	(50)
BRC	04/2014	GBP	45,258		$75,194	13	(270)
	04/2014	HKD	23,668		3,052	1	0
	04/2014	NOK	13,462		2,257	9	0
	04/2014	SEK	18,819		2,951	43	0
	04/2014		$7,886	EUR	5,664	2	(85)
	04/2014		15,443	GBP	9,294	55	(3)
	04/2014		13,181	HKD	102,244	4	(2)
	04/2014		89,940	JPY	9,217,469	0	(637)
	04/2014		4,590	KRW	4,966,241	77	0
	04/2014		34,657	NOK	207,453	47	(58)
	07/2014	KRW	4,966,241		$4,570	0	(79)
	07/2014		$1,444	HKD	11,200	0	0
CBK	04/2014	CAD	16,728		$15,121	0	(10)
	04/2014	CHF	54,208		61,197	0	(120)
	04/2014	GBP	14,860		24,767	54	(60)
	04/2014	HKD	9,079		1,171	0	0
	04/2014	SGD	3,173		2,503	0	(20)
	04/2014		$74,139	AUD	82,408	2,287	0
	04/2014		23,173	CHF	20,358	11	(155)
	04/2014		53	DKK	285	0	0
	04/2014		1,859	EUR	1,352	4	0
	04/2014		6,027	HKD	46,766	3	0
	04/2014		120	SEK	765	0	(2)
	04/2014	ZAR	99,223		$9,086	0	(320)
	05/2014	NOK	210,420		35,071	8	(38)
	05/2014	SEK	13,403		2,065	0	(5)
	05/2014		$6,560	EUR	4,777	21	0
	05/2014		1,234	GBP	742	3	0
	05/2014		1,765	JPY	180,500	0	(16)
	06/2014	ILS	3,101		$888	0	(1)
	06/2014	SGD	1,833		1,438	0	(19)
	07/2014		$1,048	HKD	8,131	1	0
DUB	04/2014	CAD	101,119		$91,475	7	0
	04/2014	HKD	44,563		5,739	0	(7)
	04/2014	NOK	543,626		90,638	0	(151)
	04/2014		$249	CHF	219	0	(1)
	04/2014		9,798	EUR	7,069	0	(59)
	04/2014		4,625	GBP	2,802	46	0
	04/2014		3,816	SEK	24,240	0	(71)
	05/2014	GBP	197		$327	0	(1)
	05/2014		$91,415	CAD	101,119	0	(11)
	05/2014		127	DKK	690	0	0
	05/2014		5,302	GBP	3,192	18	0
FBF	04/2014	BRL	2,362		$1,044	3	0
	04/2014	GBP	41		69	0	0
	04/2014	HKD	2,711		350	0	0
	04/2014	JPY	697,540		6,816	58	0
	04/2014	SGD	1,480		1,167	0	(9)
	04/2014		$1,001	BRL	2,362	40	0
	04/2014		96,393	CAD	107,434	786	0
	04/2014		45,177	CHF	39,787	0	(171)
	04/2014		16,590	EUR	11,960	0	(113)
	04/2014		22,564	SGD	28,733	278	0
	05/2014	BRL	2,362		$993	0	(39)
	05/2014	CHF	28,223		31,933	1	0
	06/2014	SGD	28,733		22,565	0	(278)
GLM	04/2014	AUD	17,397		15,779	0	(355)
	04/2014	CAD	3,811		3,429	0	(18)
	04/2014	CHF	10,806		12,397	173	0
	04/2014	DKK	14,295		2,669	31	0
	04/2014	EUR	18,145		25,055	78	(20)
	04/2014	GBP	21,755		36,274	22	(17)
	04/2014	HKD	632		82	0	0
	04/2014	JPY	3,262,744		31,868	257	0
	04/2014		$6,087	GBP	3,632	0	(32)
	05/2014	EUR	2,749		$3,791	4	0
	05/2014	JPY	688,180		6,719	50	0
HUS	04/2014	GBP	9		15	0	0
	04/2014	HKD	4,634		598	0	0
	04/2014	NOK	543,626		90,599	0	(190)
	04/2014	SGD	532		417	0	(5)
	04/2014		$7,984	EUR	5,790	2	(9)
	05/2014		2,234		1,623	2	0
JPM	04/2014	BRL	12,011		$5,089	0	(204)
	04/2014	CHF	4,222		4,796	20	0
	04/2014	EUR	8,690		12,053	81	0
	04/2014	JPY	821,633		7,961	1	0
	04/2014	PLN	2,574		835	0	(14)
	04/2014	SEK	3,132		488	4	0
	04/2014		$2,546	BRL	6,005	101	0
	04/2014		1,456	EUR	1,049	0	(10)
	04/2014		26,358	GBP	15,837	44	0
	05/2014		2,525	BRL	6,005	99	0
MSC	04/2014	HKD	42,516		$5,482	0	0
	04/2014		$9,321	HKD	72,378	11	0
	05/2014	NOK	387,081		$64,582	12	0
RYL	04/2014		$9,906	CHF	8,696	0	(69)
	04/2014		958	DKK	5,125	0	(12)
	04/2014		98,547	EUR	71,530	0	(4)
	04/2014		55,118	GBP	33,449	647	0
	04/2014		8,180	NOK	48,875	2	(19)
	05/2014	EUR	71,530		$98,542	5	0
	05/2014	GBP	33,449		55,105	0	(647)
	05/2014		$241	CHF	213	0	0
SOG	04/2014		3,297	DKK	17,735	0	(24)
	04/2014		2,514	JPY	257,900	0	(15)
	05/2014		1,100	DKK	5,955	0	(1)
UAG	04/2014	BRL	55,023		$22,590	0	(1,660)
	04/2014	KRW	4,966,241		4,688	21	0
	04/2014	SGD	21,157		16,596	0	(224)
	04/2014		$23,245	BRL	55,023	1,008	(3)
	04/2014		3,788	CHF	3,329	0	(23)
	04/2014		57,449	HKD	445,987	54	0
	04/2014		1,725	SGD	2,181	9	0
	05/2014	BRL	52,661		$22,031	0	(979)
	07/2014	HKD	431,764		55,629	0	(54)

Total Forward Foreign Currency Contracts						$8,685	$(9,721)

Swap Agreements:

Total Return Swaps on Securities

									Swap Agreements, at Value
Counterparty	Pay/ Receive (1)	Underlying Reference	# of Shares	Financing Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	Lancashire Holdings Ltd.	2,904,553	1-Month USD-LIBOR plus a specified spread	09/05/2014	GBP	21,160	$(1,223)	$0	$(1,223)
	Pay	Rentech Nitrogen Partners LP	40,539	1-Month USD-LIBOR less a specified spread	08/15/2014		$726	(29)	0	(29)
CBK	Pay	Liberty Global PLC	207,688	1-Month USD-LIBOR plus a specified spread	02/09/2015	EUR	6,234	85	85	0
	Receive	Ziggo Bond Co. BV	262,495	1-Month USD-LIBOR plus a specified spread	02/09/2015		8,567	(146)	0	(146)

Total Swap Agreements								$(1,313)	$85	$(1,398)

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(h)	Securities with an aggregate market value of $2,982 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2014
Investments in Securities, at Value
Common Stocks
Belgium
Industrials	$31,197	$0	$0	$31,197
Bermuda
Energy	24,600	45,122	0	69,722
Brazil
Financials	19,103	0	0	19,103
Canada
Energy	17,502	0	0	17,502
Materials	7,776	0	0	7,776
Denmark
Consumer Staples	0	38,810	0	38,810
Faroe Islands
Consumer Staples	0	12,105	0	12,105
Financials	0	857	0	857
France
Consumer Discretionary	0	55,551	0	55,551
Consumer Staples	0	100,763	0	100,763
Energy	0	26,048	0	26,048
Germany
Health Care	45,022	0	0	45,022
Utilities	0	5,478	0	5,478
Hong Kong
Consumer Discretionary	0	12,943	0	12,943
Financials	0	66,551	0	66,551
Industrials	0	8,474	0	8,474
Japan
Consumer Discretionary	0	20,671	0	20,671
Consumer Staples	0	15,491	0	15,491
Industrials	0	48,653	0	48,653
Information Technology	7,869	18,677	0	26,546
Netherlands
Consumer Staples	0	41,225	0	41,225
Financials	0	44,567	0	44,567
Information Technology	19,258	0	0	19,258
Norway
Consumer Staples	15,539	52,908	0	68,447
Energy	0	19,561	0	19,561
Singapore
Industrials	0	35,539	0	35,539
South Africa
Materials	9,589	0	0	9,589
South Korea
Consumer Discretionary	0	4,357	0	4,357
Sweden
Industrials	0	33,871	0	33,871
Switzerland
Consumer Staples	0	31,083	0	31,083
Financials	0	20,330	0	20,330
Health Care	0	31,165	0	31,165
Information Technology	0	30,833	0	30,833
United Kingdom
Consumer Staples	0	168,002	0	168,002
Energy	17,204	36,652	0	53,856
Financials	0	30,874	0	30,874
United States
Consumer Discretionary	6,287	0	0	6,287
Consumer Staples	136,170	0	0	136,170
Energy	64,440	0	0	64,440
Financials	184,548	0	0	184,548
Health Care	37,964	0	0	37,964
Industrials	119,566	0	0	119,566
Information Technology	176,558	0	0	176,558
Preferred Stocks
Brazil
Financials	5,174	0	0	5,174
Real Estate Investment Trusts
Singapore
Financials	0	435	0	435
United States
Financials	17,570	0	0	17,570
Rights
France
Health Care	833	0	0	833
Short-Term Instruments
Repurchase Agreements	0	712	0	712
U.S. Treasury Bills	0	3,798	0	3,798
	$963,769	$1,062,106	$0	$2,025,875

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	136,896	0	0	136,896

Total Investments	$1,100,665	$1,062,106	$0	$2,162,771

Short Sales, at Value - Liabilities
Common Stocks	$(8,349)	$0	$0	$(8,349)

Financial Derivative Instruments - Assets

Over the counter	$0	$8,770	$0	$8,770

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(486)	0	0	(486)

Over the counter	0	(11,119)	0	(11,119)

	$(486)	$(11,119)	$0	$(11,605)

Totals	$1,091,830	$1,059,757	$0	$2,151,587

There were no significant transfers between Level 2 and 3 during the period ended March 31, 2014. There were assets and liabilities valued at $48,152 transferred from Level 1 to Level 2 during the period ended March 31, 2014. There were no significant assets and liabilities transferred from Level 2 to Level 1 during the period ended March 31, 2014.

See Accompanying Notes

47

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION FOR THE PIMCO EMERGING MULTI-ASSET FUND AND PIMCO EqS PATHFINDER FUND® (“Consolidated Funds”)

PIMCO Cayman Commodity Fund V and VI (each a “Commodity Subsidiary”), Cayman Islands exempted companies, were incorporated as wholly owned subsidiaries acting as investment vehicles for the Consolidated Funds in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information. Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Commodity Subsidiary. The consolidated financial statements include the accounts of the Consolidated Funds and their respective Commodity Subsidiaries. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Consolidated Funds and their respective Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Commodity Subsidiary, shares issued by each Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Commodity Subsidiaries and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the respective Commodity Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Commodity Subsidiary to its respective Consolidated Fund (amounts in thousands).

Portfolio Name	Subsidiary	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary Net Assets	% of Fund Net Assets
PIMCO Emerging Multi-Asset Fund	PIMCO Cayman Commodity Fund V	06/06/2011	07/01/2011	$39,319	$10	0.0%
PIMCO EqS Pathfinder Fund®	PIMCO Cayman Commodity Fund	06/06/2011	06/20/2011	2,175,578	10	0.0%

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities

and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Adviser. The Board has delegated responsibility for applying the valuation methods to the investment adviser (the “Adviser”). The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the Adviser pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, PIMCO, the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In circumstances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1–Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2–Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3–Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 1 or 2 as of period end have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are a result of a change, in the normal course of business, from the use of an exchange traded price or a trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services including valuation adjustments applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE (Level 2). Transfers from Level 2 to Level 1 are a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are unobservable will be calculated based upon the NAVs of such investments and are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the investment advisor may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the investment advisor does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of March 31, 2014, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ending in 2011-2013, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Consolidated Funds may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative investments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-lined derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private rulings in which the IRS specifically concluded that income derived from investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on the reasoning in such rulings, each Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through any investments in its Subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and a Fund’s investments in its Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its Prospectus.

If, during a taxable year, the Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for income tax purposes. Note that the loss from the Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Fund as income for Federal income tax purposes.

As of March 31, 2014, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Fund Name	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)
PIMCO Balanced Income Fund	$1,458	$0	$0	$0
PIMCO Dividend and Income Builder Fund	844,573	79,007	(17,780)	61,227
PIMCO Emerging Multi-Asset Fund	43,598	0	(4,438)	(4,438)
PIMCO EqS® Dividend Fund	466,196	63,888	(10,140)	53,748
PIMCO EqS® Emerging Markets Fund	375,381	23,213	(27,345)	(4,132)
PIMCO EqS® Long/Short Fund	1,335,016	51,090	(10,787)	40,303
PIMCO EqS Pathfinder Fund®	1,875,598	328,422	(41,249)	287,173

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

4. RELATED PARTY TRANSACTIONS

The PIMCO Emerging Multi-Asset Fund may invest assets in Institutional Class shares of the Underlying PIMCO Funds. The Underlying PIMCO Funds are considered to be affiliated with the PIMCO Emerging Multi-Asset Fund. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended March 31, 2014 (amounts in thousands):

PIMCO Emerging Multi-Asset Fund

Underlying PIMCO Funds	Market Value 06/30/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 03/31/2014	Dividend Income	Net Capital Gain Distributions
PIMCO Emerging Local Bond Fund	17,104	1,865	(8,363)	(1,139)	332	9,799	1,414	0
PIMCO Emerging Markets Bond Fund	10,024	2,032	(6,108)	(314)	37	5,671	851	213
PIMCO Emerging Markets Corporate Bond Fund	2,241	2,584	(2,043)	(145)	117	2,754	239	28
PIMCO Emerging Markets Currency Fund	0	0	0	0	0	0	1	0
PIMCO EqS® Emerging Markets Fund	32,271	2,745	(14,876)	(807)	1,392	20,725	241	0
PIMCO Short-Term Floating NAV Portfolio	1,723	7,301	(8,922)	0	0	102	5	0
Totals	$63,363	$16,527	$(40,312)	$(2,405)	$1,878	$39,051	$2,751	$241

See Accompanying Notes

Each Fund may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Funds. The table below shows the Fund’s transactions in and earnings from investments in the Central Funds for the period ended March 31, 2014 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Fund Name	Market Value 06/30/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 03/31/2014	Dividend Income	Net Capital Gain Distributions
PIMCO Dividend and Income Builder Fund	28,734	396,865	(372,000)	(5)	(2)	53,592	94	0
PIMCO EqS® Dividend Fund	19,574	270,427	(276,285)	(4)	0	13,712	81	0
PIMCO EqS® Emerging Markets Fund	9,903	286,873	(292,100)	(12)	0	4,664	285	0
PIMCO EqS® Long/Short Fund	136,702	1,998,470	(1,728,100)	(21)	2	407,053	566	0
PIMCO EqS Pathfinder Fund®	52,498	1,498,968	(1,414,600)	27	3	136,896	896	0

An affiliate includes any company in which a Fund owns 5% or more of a company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers at March 31, 2014.

PIMCO EqS® Long/Short Fund

Security Name	Shares Held at 06/30/2013	Shares Purchased	Shares Sold	Shares Held at 03/31/2014	Net Realized Gain/(Loss) on Sale of Shares	Dividend Income	Market Value 03/31/2014
Paragon Shipping, Inc. ‘A’	0	1,365	0	1,365	$0	$0	$9,350

Glossary: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RYL	Royal Bank of Scotland Group PLC
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	SCX	Standard Chartered Bank
BRC	Barclays Bank PLC	JPM	JPMorgan Chase Bank N.A.	SOG	Societe Generale
CBK	Citibank N.A.	JPS	JPMorgan Securities, Inc.	SSB	State Street Bank and Trust Co.
DUB	Deutsche Bank AG	MSC	Morgan Stanley & Co., Inc.	UAG	UBS AG Stamford
FBF	Credit Suisse International	RBC	Royal Bank of Canada	ULO	UBS AG London

Currency Abbreviations:
AUD	Australian Dollar	HKD	Hong Kong Dollar	PEN	Peruvian New Sol
BRL	Brazilian Real	HUF	Hungarian Forint	PHP	Philippine Peso
CAD	Canadian Dollar	IDR	Indonesian Rupiah	PLN	Polish Zloty
CHF	Swiss Franc	ILS	Israeli Shekel	RUB	Russian Ruble
CLP	Chilean Peso	INR	Indian Rupee	SEK	Swedish Krona
CNY	Chinese Renminbi	JPY	Japanese Yen	SGD	Singapore Dollar
COP	Colombian Peso	KRW	South Korean Won	THB	Thai Baht
CZK	Czech Koruna	MXN	Mexican Peso	TRY	Turkish New Lira
DKK	Danish Krone	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
EUR	Euro	NGN	Nigerian Naira	USD (or $)	United States Dollar
GBP	British Pound	NOK	Norwegian Krone	ZAR	South African Rand

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	OTC	Over the Counter

Index Abbreviations:
CDX.IG	Credit Derivatives Index-Investment Grade	KOSPI	Korea Composite Stock Price Index

Municipal Bond or Agency Abbreviations:
ADR	American Depositary Receipt	JSC	Joint Stock Company	NVDR	Non-Voting Depositary Receipt
ALT	Alternate Loan Trust	LIBOR	London Interbank Offered Rate	REIT	Real Estate Investment Trust
GDR	Global Depositary Receipt	MSCI	Morgan Stanley Capital International	SP-ADR	Sponsored American Depositary Receipt

Item 2. Controls and Procedures.

(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Equity Series

By:	/s/ Peter G. Strelow
Peter G. Strelow
President, Principal Executive Officer

Date:	May 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter G. Strelow
Peter G. Strelow
President, Principal Executive Officer

Date:	May 27, 2014

By:	/s/ Trent W. Walker
Trent W. Walker
Treasurer, Principal Financial Officer

Date:	May 23, 2014